UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2006
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2006





TO OUR SHAREHOLDERS,

      During the fiscal year ended September 30, 2006, The Gabelli Small Cap Growth Fund (the "Fund") rose 8.88%, while the Russell 2000 Index and the Value Line Composite Index both rose by 9.92% and 8.79%, respectively. The Fund gained 7.65% year to date through September 30th, underperforming the Russell 2000 Index return of 8.69%.

      Enclosed are the investment portfolio and financial statements as of September 30, 2006.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2006 (A)(B)
                                                                                                             Since
                                                        Year to                                            Inception
                                            Quarter      Date     1 Year     3 Year     5 Year    10 Year (10/22/91)
--------------------------------------------------------------------------------------------------------------------
  GABELLI SMALL CAP GROWTH FUND
    CLASS AAA............................   0.30%       7.65%      8.88%     16.79%    15.61%     12.99%    15.02%
  Russell 2000 Index.....................   0.44        8.69       9.92      15.48     13.78       9.06     11.27
  Value Line Composite Index.............   2.04        6.67       8.79      15.50     15.13      12.33     13.31
  Class A................................   0.33        7.61       8.84      16.79     15.60      12.99     15.02
                                           (5.44)(c)    1.42(c)    2.58(c)   14.51(c)  14.24(c)   12.32(c)  14.57(c)
  Class B................................   0.13        7.09       8.11      16.02     15.15      12.76     14.87
                                           (4.87)(d)    2.09(d)    3.11(d)   15.27(d)  14.92(d)   12.76(d)  14.87(d)
  Class C................................   0.13        7.09       8.08      16.01     15.14      12.76     14.87
                                           (0.87)(e)    6.09(e)    7.08(e)   16.01(e)  15.14(e)   12.76(e)  14.87(e)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS  REPRESENT PAST  PERFORMANCE AND DO NOT  GUARANTEE  FUTURE RESULTS.
     TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND
     REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES.  INVESTMENT  RETURNS
     AND THE PRINCIPAL VALUE OF AN INVESTMENT  WILL  FLUCTUATE.  WHEN SHARES ARE
     REDEEMED,  THEY  MAY BE  WORTH  MORE  OR LESS  THAN  THEIR  ORIGINAL  COST.
     PERFORMANCE  RETURNS  FOR  PERIODS  LESS THAN ONE YEAR ARE NOT  ANNUALIZED.
     CURRENT  PERFORMANCE  MAY BE LOWER OR  HIGHER  THAN  THE  PERFORMANCE  DATA
     PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST
     RECENT  MONTH END.  INVESTORS  SHOULD  CAREFULLY  CONSIDER  THE  INVESTMENT
     OBJECTIVES,  RISKS, CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING.  THE
     PROSPECTUS  CONTAINS  MORE  INFORMATION  ABOUT THIS AND OTHER  MATTERS  AND
     SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET  VALUES ARE USED TO  CALCULATE  PERFORMANCE
     FOR THE PERIODS  PRIOR TO THE  ISSUANCE OF CLASS A SHARES,  CLASS B SHARES,
     AND CLASS C SHARES ON DECEMBER 31,  2003.  THE ACTUAL  PERFORMANCE  FOR THE
     CLASS B  SHARES  AND  CLASS C  SHARES  WOULD  HAVE  BEEN  LOWER  DUE TO THE
     ADDITIONAL EXPENSES  ASSOCIATED WITH THESE CLASSES OF SHARES.  INVESTING IN
     SMALL  CAPITALIZATION  SECURITIES  INVOLVES  SPECIAL  RISKS  BECAUSE  THESE
     SECURITIES  MAY TRADE LESS  FREQUENTLY  AND  EXPERIENCE  MORE ABRUPT  PRICE
     MOVEMENTS THAN LARGE CAPITALIZATION  SECURITIES.  THE RUSSELL 2000 INDEX OF
     SMALL  U.S.  COMPANIES  AND THE VALUE LINE  COMPOSITE  INDEX  (COMPOSED  OF
     EQUALLY  WEIGHTED  POSITIONS  IN EVERY  STOCK  COVERED  IN THE  VALUE  LINE
     INVESTMENT  SURVEY) ARE UNMANAGED  INDICATORS OF STOCK MARKET  PERFORMANCE.
     DIVIDENDS ARE CONSIDERED REINVESTED.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM  5.75%  SALES CHARGE AT THE BEGINNING OF
     THE PERIOD.
 (d) PERFORMANCE  RESULTS  INCLUDE  THE DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR, FIVE YEAR, TEN YEAR, AND
     SINCE INCEPTION PERIODS OF 5%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE  FUND'S
     NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE
     NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGE  FOR THE CLASS C
     SHARES UPON  REDEMPTION  AT THE END OF THE  ONE YEAR PERIOD OF  1%  OF  THE
     FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      During the past twelve months, The Small Cap Growth Fund gained 8.88% versus an increase of 9.92% in the Russell 2000 Index. For the fiscal year ended September 30, 2006 the Fund had a turnover rate of 6%.

      Areas that performed well during the fiscal year included the Diversified Industrial sector with Sonoco Products, Crane Co., Ampco-Pittsburgh, and Lindsay Manufacturing returning double digit gains. Hotel & Gaming sector holdings Aztar (which was the subject of a bidding war that saw its price tag increase from $38 to $54 per share), Churchill Downs, and Wynn Resorts also did well. The Health Care sector performed well overall, but had representatives at both ends of the performance spectrum, with Lifecore Biomedical, PSS World Medical, and Align Technology (up 17%, 50%, and 69%, respectively) at the top, and Sonic Innovations and Regeneration Technologies (down 8% and 14%, respectively) towards the bottom.

      There were difficulties in some important sectors. Automotive: Parts & Accessories companies had difficult times over the past twelve months, stemming primarily from cost cutting initiatives and woes at Detroit's Big Three auto manufacturers, with portfolio holdings Dana, Earl Scheib, and Proliance International underperforming, though Standard Motor Products rose 48% thanks to better than expected numbers and a hot summer benefiting its air conditioning replacement products. And as the housing sector slowed, Manufactured Housing & Recreational Vehicles companies - including Southern Energy Homes, Fleetwood Enterprises, Champion Enterprises, and Drew Industries - were impacted. Publishing was another sector that struggled in the past twelve months, as companies adjust to an advertising dollar market share that is shifting rapidly from print to the Internet.

      Lower energy prices and the moderation of interest rates have led to positive market trends. However, geopolitical uncertainty and the stirrings of a slowdown in the economy are still factors. We continue to invest in quality small cap businesses, selling at a discount to their Private Market Value, which have a catalyst in place or nearby that will surface that value.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE GABELLI SMALL CAP GROWTH FUND CLASS AAA,
                 THE RUSSELL 2000 INDEX, AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                The Gabelli Small Cap
                Growth Fund
                (Class AAA)         Russell 2000 Index        S&P 500 Index
10/22/91        $10,000             $10,000                   $10,000
9/30/92          13,186              10,854                    11,174
9/30/93          17,228              14,456                    12,623
9/30/94          17,999              14,835                    13,088
9/30/95          21,504              18,307                    16,976
9/30/96          23,871              20,710                    20,426
9/30/97          33,950              27,584                    28,684
9/30/98          29,356              22,338                    31,288
9/30/99          35,005              26,597                    39,983
9/30/00          42,356              32,818                    45,289
9/30/01          39,192              25,858                    33,238
9/30/02          39,736              23,453                    26,434
9/30/03          50,775              32,013                    32,876
9/30/04          61,641              38,022                    37,433
9/30/05          74,330              44,852                    41,580
9/30/06          80,927              49,302                    46,062


--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                          1 Year         5 Year        10 Year      Life of Fund
--------------------------------------------------------------------------------
    Class AAA             8.88%          15.61%        12.99%         15.02%
--------------------------------------------------------------------------------

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2006 through September 30, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2006.


                             Beginning        Ending     Annualized    Expenses
                           Account Value  Account Value   Expense    Paid During
                             04/01/06        09/30/06      Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                    $1,000.00      $  976.20      1.45%       $ 7.18
Class A                      $1,000.00      $  975.90      1.45%       $ 7.18
Class B                      $1,000.00      $  972.90      2.21%       $10.93
Class C                      $1,000.00      $  972.90      2.20%       $10.88

HYPOTHETICAL 5% RETURN
Class AAA                    $1,000.00      $1,017.80      1.45%       $ 7.33
Class A                      $1,000.00      $1,017.80      1.45%       $ 7.33
Class B                      $1,000.00      $1,013.99      2.21%       $11.16
Class C                      $1,000.00      $1,014.04      2.20%       $11.11

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of September 30, 2006:

THE GABELLI SMALL CAP GROWTH FUND

Equipment and Supplies ........................  15.3%
Diversified Industrial ........................   9.4%
Health Care ...................................   7.5%
Energy and Utilities ..........................   7.2%
Specialty Chemicals ...........................   5.0%
Food and Beverage .............................   4.2%
Financial Services ............................   4.2%
Hotels and Gaming .............................   3.9%
U.S. Government Obligations ...................   3.8%
Aviation: Parts and Services ..................   3.3%
Automotive: Parts and Accessories .............   3.3%
Business Services .............................   3.2%
Consumer Products .............................   3.0%
Publishing ....................................   2.2%
Communications Equipment ......................   2.2%
Retail ........................................   2.0%
Cable .........................................   1.8%
Entertainment .................................   1.8%
Telecommunications ............................   1.7%
Manufactured Housing and Recreational Vehicles    1.7%
Wireless Communications .......................   1.5%
Electronics ...................................   1.5%
Broadcasting ..................................   1.5%
Real Estate ...................................   1.3%
Environmental Services ........................   1.3%
Computer Software and Services ................   1.3%
Consumer Services .............................   1.3%
Transportation ................................   1.1%
Metals and Mining .............................   0.8%
Closed-End Funds ..............................   0.7%
Automotive ....................................   0.4%
Satellite .....................................   0.2%
Paper and Forest Products .....................   0.1%
Aerospace .....................................   0.1%
Building and Construction .....................   0.1%
Home Furnishings ..............................   0.1%
Educational Services ..........................   0.1%
Agriculture ...................................   0.1%
Other Assets and Liabilities (Net) ............  (0.2)%
                                                -------
                                                100.0%
                                                =======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THECOMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS -- 95.8%
              AEROSPACE -- 0.1%
      75,000  Herley Industries Inc.+ .......... $  1,354,768   $    928,500
                                                 ------------   ------------
              AGRICULTURE -- 0.1%
       1,200  Cadiz Inc.+ ......................        4,500         23,640
      25,000  The Mosaic Co.+ ..................      356,788        422,500
                                                 ------------   ------------
                                                      361,288        446,140
                                                 ------------   ------------
              AUTOMOTIVE -- 0.4%
     100,000  Adesa Inc. .......................    1,881,135      2,311,000
       6,000  Oshkosh Truck Corp. ..............       89,796        302,820
                                                 ------------   ------------
                                                    1,970,931      2,613,820
                                                 ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
       3,816  Aftermarket Technology Corp.+ ....       47,013         67,772
      78,000  BorgWarner Inc. ..................    1,671,103      4,459,260
     300,000  Dana Corp. .......................    1,161,925        312,000
     200,000  Earl Scheib Inc.+ ................    1,331,353        720,000
      40,000  Federal-Mogul Corp.+ .............       79,500         16,400
     210,000  Midas Inc.+ ......................    2,733,026      4,342,800
     190,000  Modine Manufacturing Co. .........    4,566,286      4,622,700
       7,875  Monro Muffler Brake Inc. .........       52,860        267,829
     120,000  Pep Boys - Manny, Moe & Jack .....    1,628,358      1,542,000
     199,693  Proliance International Inc.+ ....    1,482,212        912,597
       2,000  Puradyn Filter
               Technologies Inc.+ ..............        2,750          2,000
      33,500  Spartan Motors Inc. ..............      365,562        630,805
     170,000  Standard Motor Products Inc. .....    2,539,350      2,038,300
      27,000  Strattec Security Corp.+ .........    1,058,830      1,033,290
      10,100  Superior Industries
               International Inc. ..............      244,350        169,579
      80,000  Tenneco Inc.+ ....................      167,200      1,871,200
      28,000  Thor Industries Inc. .............      259,454      1,152,760
                                                 ------------   ------------
                                                   19,391,132     24,161,292
                                                 ------------   ------------
              AVIATION: PARTS AND SERVICES -- 3.3%
      25,000  AAR Corp.+ .......................      302,990        596,000
      10,000  Astronics Corp.+ .................       48,990        157,500
      14,000  Barnes Group Inc. ................      119,437        245,840
     122,400  Curtiss-Wright Corp. .............    1,497,271      3,714,840
       7,500  Ducommun Inc.+ ...................       80,125        139,950
      20,000  EDO Corp. ........................      441,767        457,600
      30,000  Embraer-Empresa Brasileira
               de Aeronautica SA, ADR ..........      508,773      1,178,100
      24,000  Gamesa Corp. Tecnologica SA ......      146,892        525,887
     280,000  GenCorp Inc.+ ....................    2,915,852      3,595,200
     450,000  Kaman Corp. ......................    7,139,210      8,104,500
      95,000  Moog Inc., Cl. A+ ................      609,477      3,292,700

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
     280,000  The Fairchild Corp., Cl. A+ ...... $  1,398,908   $    728,000
      33,500  Woodward Governor Co. ............      657,315      1,123,590
                                                 ------------   ------------
                                                   15,867,007     23,859,707
                                                 ------------   ------------
              BROADCASTING -- 1.3%
     120,000  Acme Communications Inc.+ ........      919,240        631,200
      30,800  Beasley Broadcast Group
               Inc., Cl. A .....................      324,643        216,524
       2,000  Cogeco Inc. ......................       39,014         42,049
     260,000  Crown Media Holdings Inc.,
               Cl. A+ ..........................    1,892,272      1,167,400
       3,333  CTN Media Group Inc.+ (b)(e) .....       16,800              3
       2,000  Global Traffic Network Inc.+ .....       11,904          9,380
     280,000  Granite Broadcasting Corp.+ ......      393,116         36,400
     400,000  Gray Television Inc. .............    3,595,738      2,564,000
      39,000  Gray Television Inc., Cl. A ......      494,138        269,490
      48,000  Hearst-Argyle Television Inc. ....      425,523      1,101,600
     160,000  ION Media Networks Inc.+ .........      507,762        129,600
         250  Liberty Media Holding Corp. -
               Capital, Cl. A+ .................       15,724         20,893
      22,000  Nexstar Broadcasting Group Inc.,
               Cl. A+ ..........................      209,552         86,900
      96,650  Salem Communications Corp.,
               Cl. A ...........................    1,449,253      1,093,111
     200,000  Sinclair Broadcast Group Inc.,
               Cl. A ...........................    2,156,325      1,570,000
      57,000  Spanish Broadcasting System Inc.,
               Cl. A+ ..........................      508,514        249,090
     200,000  Young Broadcasting Inc., Cl. A+ ..    2,156,768        460,000
                                                 ------------   ------------
                                                   15,116,286      9,647,640
                                                 ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.1%
      16,500  Florida Rock Industries Inc. .....       96,939        638,715
      25,000  Huttig Building Products Inc.+ ...       90,165        138,250
       1,000  Universal Forest Products Inc. ...       12,125         49,050
                                                 ------------   ------------
                                                      199,229        826,015
                                                 ------------   ------------
              BUSINESS SERVICES -- 2.8%
       5,000  ACCO Brands Corp.+ ...............      123,890        111,300
     240,000  AMICAS Inc.+ .....................    1,041,111        715,200
       6,000  BB Holdings Ltd.+ ................       23,159         19,800
       5,000  BrandPartners Group Inc.+ ........        4,850            750
     610,400  Career Blazers Inc.+ (b)(e) ......      236,019        107,125
       2,400  Carlisle Group Ltd.+ .............        3,630          4,224
       1,000  CheckFree Corp.+ .................        9,040         41,320
     260,000  Edgewater Technology Inc.+ .......    1,125,922      1,482,000
      22,589  GSE Systems Inc.+ ................       31,625         81,320
         500  GSI Commerce Inc.+ ...............        8,649          7,420
      80,000  Industrial Distribution
               Group Inc.+ .....................      224,062        707,200

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
      60,000  Interactive Data Corp.+ .......... $    534,171   $  1,197,000
     160,000  Intermec Inc.+ ...................    3,133,816      4,217,600
      13,000  Landauer Inc. ....................      234,859        659,750
       4,000  MDC Partners Inc., Cl. A+ ........       12,360         28,960
     166,000  Nashua Corp.+ ....................    1,597,567      1,160,340
         375  OneSource Services Inc.+ .........        3,461          4,722
     100,000  Paxar Corp.+ .....................    1,199,175      1,998,000
      20,000  R. H. Donnelley Corp. ............      269,035      1,058,000
      80,000  Sohgo Security Services
               Co. Ltd. ........................    1,016,197      1,415,450
      22,000  Stamps.com Inc.+ .................      120,859        419,320
       4,000  StarTek Inc. .....................       62,677         49,880
      80,000  The Brink's Co. ..................    1,986,050      4,244,800
     116,200  Trans-Lux Corp. (a) ..............      915,077        691,390
                                                 ------------   ------------
                                                   13,917,261     20,422,871
                                                 ------------   ------------
              CABLE -- 1.8%
     230,000  Adelphia Communications Corp.,
               Cl. A+ ..........................       29,650          8,050
     510,000  Cablevision Systems Corp.,
               Cl. A+ ..........................            0     11,582,100
       9,329  Liberty Global Inc., Cl. A+ ......      249,972        240,128
       9,329  Liberty Global Inc., Cl. C+ ......      240,169        233,785
     105,000  Lin TV Corp., Cl. A+ .............    1,976,678        816,900
       4,000  Outdoor Channel Holdings Inc.+ ...       44,765         43,560
                                                 ------------   ------------
                                                    2,541,234     12,924,523
                                                 ------------   ------------
              CLOSED-END FUNDS -- 0.7%
      87,158  The Central Europe and
               Russia Fund Inc. ................    2,011,890      4,039,773
      36,700  The European Equity Fund Inc. ....      386,832        388,286
      54,000  The New Germany Fund Inc. ........      635,491        686,880
      11,000  The Spain Fund Inc. ..............      103,029        144,760
                                                 ------------   ------------
                                                    3,137,242      5,259,699
                                                 ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.2%
      62,000  Andrew Corp.+ ....................      252,232        572,260
     150,000  Communications Systems Inc. ......    1,040,821      1,401,000
     260,900  Sycamore Networks Inc.+ ..........      778,040        986,202
     280,000  Thomas & Betts Corp.+ ............    5,151,184     13,358,800
                                                 ------------   ------------
                                                    7,222,277     16,318,262
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.3%
         276  Adobe Systems Inc.+ ..............        2,371         10,336
      73,000  Borland Software Corp.+ ..........      612,810        418,290
      90,000  FalconStor Software Inc.+ ........      636,867        692,100
      22,990  Global Sources Ltd.+ .............      306,293        292,203
      50,000  Jupitermedia Corp.+ ..............      435,800        433,000
      20,187  MKS Instruments Inc.+ ............      367,981        409,998

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
      12,000  NAVTEQ Corp.+ .................... $    489,320   $    313,320
     200,000  Net Perceptions Inc.+ ............      124,295        360,000
     160,000  OpenTV Corp., Cl. A+ .............      860,410        456,000
       8,000  Phoenix Technologies Ltd.+ .......       55,158         34,400
     800,000  StorageNetworks Inc. Escrow+ (b) .            0         24,000
     345,000  Tyler Technologies Inc.+ .........    1,338,994      4,460,850
     290,000  Xanser Corp.+ ....................    1,059,514      1,696,500
                                                 ------------   ------------
                                                    6,289,813      9,600,997
                                                 ------------   ------------
              CONSUMER PRODUCTS -- 3.0%
      27,000  Adams Golf Inc.+ .................       71,200         37,800
       5,250  Alberto-Culver Co. ...............      169,298        265,598
      16,000  Ashworth Inc.+ ...................       69,906        109,600
      33,500  Chofu Seisakusho Co. Ltd. ........      484,644        679,217
      37,500  Church & Dwight Co. Inc. .........      354,732      1,466,625
      35,000  Coachmen Industries Inc. .........      436,787        378,350
       6,000  Elizabeth Arden Inc.+ ............       82,125         96,960
      11,800  Escada AG+ .......................      381,501        397,717
       4,000  Genlyte Group Inc.+ ..............        8,580        284,800
       2,000  Harley-Davidson Inc. .............        4,713        125,500
     200,000  Hartmarx Corp.+ ..................    1,011,455      1,354,000
      80,000  Jacuzzi Brands Inc.+ .............      534,949        799,200
      96,500  Lenox Group Inc.+ ................    1,139,000        583,825
       5,000  Levcor International Inc.+ .......        7,650          2,775
     292,000  Marine Products Corp. ............      194,337      2,838,240
      49,100  National Presto Industries Inc. ..    1,683,335      2,713,757
      99,513  Revlon Inc., Cl. A+ ..............      338,054        112,450
     699,100  Schiff Nutrition
               International Inc.+ .............    1,873,361      4,865,736
     115,000  Spectrum Brands Inc.+ ............    1,318,782        970,600
       6,000  Steven Madden Ltd. ...............       30,540        235,440
      14,000  Stewart Enterprises Inc., Cl. A ..       65,467         82,040
      87,425  Syratech Corp.+ ..................       17,426          4,371
       4,000  The Scotts Miracle-Gro Co.,
               Cl. A ...........................       45,880        177,960
      17,000  WD-40 Co. ........................      470,278        606,390
     103,500  Wolverine World Wide Inc. ........      998,769      2,930,085
                                                 ------------   ------------
                                                   11,792,769     22,119,036
                                                 ------------   ------------
              CONSUMER SERVICES -- 1.3%
      30,500  Bowlin Travel Centers Inc.+ ......       23,611         51,850
      50,000  Central Parking Corp. ............      762,283        825,000
       2,500  Collectors Universe Inc. .........        8,720         34,875
      12,000  eLong Inc., ADR+ .................      140,711        170,640
      10,000  Expedia Inc.+ ....................       99,143        156,800
      47,500  IAC/InterActiveCorp+ .............      558,573      1,366,100
       1,250  Liberty Media Holding Corp. -
               Interactive, Cl. A+ .............       21,714         25,475
      16,000  Martha Stewart Living
               Omnimedia Inc., Cl. A ...........      167,206        284,160

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS (CONTINUED)
              CONSUMER SERVICES (CONTINUED)
      20,000  Response USA Inc.+ ............... $     16,500   $          2
     310,000  Rollins Inc. .....................    2,677,158      6,544,100
      10,000  TiVo Inc.+ .......................       74,563         75,900
                                                 ------------   ------------
                                                    4,550,182      9,534,902
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 9.4%
     173,000  Acuity Brands Inc. ...............    2,323,864      7,854,200
     100,000  Ampco-Pittsburgh Corp. ...........      972,481      3,093,000
       6,000  Anixter International Inc. .......       57,120        338,820
     140,000  Baldor Electric Co. ..............    2,781,723      4,316,200
     150,000  Crane Co. ........................    3,282,255      6,270,000
     100,000  Delta plc ........................      212,289        253,703
       5,000  ESCO Technologies Inc.+ ..........       83,190        230,200
         803  Foster Wheeler Ltd.+ .............        3,183         30,988
      12,000  Gardner Denver Inc.+ .............      103,046        396,960
     154,500  Greif Inc., Cl. A ................    3,055,744     12,376,995
       7,300  Greif Inc., Cl. B ................      457,711        538,302
     140,000  Griffon Corp.+ ...................    3,491,183      3,341,800
      26,000  Harbor Global Co. Ltd.+ ..........       63,215        286,650
      10,000  Insteel Industries Inc. ..........        4,250        198,700
      72,000  Katy Industries Inc.+ ............      567,476        203,040
      73,000  Lindsay Manufacturing Co. ........      781,892      2,098,750
     160,000  Magnetek Inc.+ ...................    1,053,438        553,600
      37,000  Matthews International Corp.,
               Cl. A ...........................      861,644      1,361,970
     275,000  Myers Industries Inc. ............    2,505,876      4,675,000
     130,000  National Patent
               Development Corp.+ ..............       86,241        205,400
      93,750  Oil-Dri Corp. of America .........      741,688      1,420,312
      15,000  Olin Corp. .......................      232,292        230,400
     220,000  Park-Ohio Holdings Corp.+ ........    1,220,379      3,033,800
     100,000  Precision Castparts Corp. ........    1,702,840      6,316,000
      32,000  Roper Industries Inc. ............      620,029      1,431,680
      40,000  Sonoco Products Co. ..............    1,071,920      1,345,600
      63,000  Standex International Corp. ......    1,253,307      1,756,440
      60,000  Tech/Ops Sevcon Inc. .............      378,631        415,200
     115,000  The Lamson & Sessions Co.+ .......      599,517      2,739,300
      65,000  Tredegar Corp. ...................      890,105      1,088,100
      50,048  WHX Corp.+ .......................      983,604        450,432
                                                 ------------   ------------
                                                   32,442,133     68,851,542
                                                 ------------   ------------
              EDUCATIONAL SERVICES -- 0.1%
       5,000  Career Education Corp.+ ..........      118,485        112,500
      10,000  School Specialty Inc.+ ...........      409,947        352,900
                                                 ------------   ------------
                                                      528,432        465,400
                                                 ------------   ------------
              ELECTRONICS -- 1.5%
      22,000  Badger Meter Inc. ................      414,281        554,180
     200,088  California Micro Devices Corp.+ ..    1,497,445      1,020,449

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
     210,000  CTS Corp. ........................ $  2,213,523   $  2,893,800
      20,000  Greatbatch Inc.+ .................      487,480        452,400
      20,000  IMAX Corp.+ ......................      177,441         97,800
     200,000  KEMET Corp.+ .....................    1,645,121      1,614,000
      60,000  Methode Electronics Inc. .........      560,885        570,600
      95,000  Park Electrochemical Corp. .......    2,193,420      3,009,600
      20,000  Trident Microsystems Inc.+ .......      119,857        465,200
      20,000  Zoran Corp.+ .....................      121,523        321,600
                                                 ------------   ------------
                                                    9,430,976     10,999,629
                                                 ------------   ------------
              ENERGY AND UTILITIES -- 7.2%
       5,000  AGL Resources Inc. ...............       85,875        182,500
     440,000  Aquila Inc.+ .....................    1,516,877      1,905,200
       6,400  BIW Ltd. .........................       94,563        102,720
      95,000  Callon Petroleum Co.+ ............      939,533      1,288,200
     142,000  CH Energy Group Inc. .............    5,982,836      7,308,740
      12,000  Chesapeake Utilities Corp. .......      236,752        360,600
     115,000  CMS Energy Corp.+ ................      683,157      1,660,600
      23,000  Connecticut Water Service Inc. ...      464,832        507,840
       3,500  Consolidated Water Co. Ltd. ......       83,341         85,995
     168,000  Covanta Holding Corp.+ ...........      721,087      3,617,040
     170,000  Duquesne Light Holdings Inc. .....    2,498,893      3,342,200
     150,000  El Paso Electric Co.+ ............    1,983,209      3,351,000
      20,000  Environmental Power Corp.+ .......      110,000         89,800
     126,800  Florida Public Utilities Co. .....    1,177,900      1,749,840
      43,000  Middlesex Water Co. ..............      743,997        826,890
      10,000  Nicor Inc. .......................      221,002        427,600
      20,000  Oceaneering International Inc.+ ..      544,313        616,000
       2,000  PetroQuest Energy Inc.+ ..........        5,250         20,860
     650,000  RPC Inc. .........................    1,022,565     11,908,000
      35,000  SEMCO Energy Inc.+ ...............      218,317        197,400
      96,000  SJW Corp. ........................    1,557,739      2,871,360
      52,500  Southern Union Co. ...............      682,575      1,386,525
     112,000  Southwest Gas Corp. ..............    1,959,693      3,731,840
      10,000  Tesoro Corp. .....................      140,934        579,800
       4,000  Toreador Resources Corp.+ ........       15,250         73,680
      10,000  Vestas Wind Systems A/S+ .........       89,988        267,014
      10,000  W-H Energy Services Inc.+ ........      212,864        414,700
     170,000  Westar Energy Inc. ...............    2,801,066      3,996,700
                                                 ------------   ------------
                                                   26,794,408     52,870,644
                                                 ------------   ------------
              ENTERTAINMENT -- 1.8%
      42,500  Canterbury Park Holding Corp. ....      594,314        538,475
       6,048  Chestnut Hill Ventures+ (b)(e) ...      164,590        129,864
         500  Discovery Holding Co., Cl. A+ ....        6,095          7,230
     201,000  Dover Motorsports Inc. ...........    1,104,623      1,089,420
      84,000  Fisher Communications Inc.+ ......    4,797,217      3,490,200
     580,000  Gemstar-TV Guide
               International Inc.+ .............    3,218,364      1,925,600

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT (CONTINUED)
      16,000  International Speedway Corp.,
               Cl. A ........................... $    515,479   $    797,440
       2,500  International Speedway Corp.,
               Cl. B ...........................       45,000        124,550
      10,000  Metromedia International
               Group Inc.+ .....................        6,700         17,700
     320,000  Six Flags Inc.+ ..................    1,620,999      1,673,600
     200,000  The Topps Co. Inc. ...............    1,626,618      1,792,000
      50,030  Triple Crown Media Inc.+ .........      608,308        364,218
      50,000  World Wrestling
               Entertainment Inc. ..............      581,120        821,500
      38,000  WPT Enterprises Inc.+ ............      298,988        142,880
                                                 ------------   ------------
                                                   15,188,415     12,914,677
                                                 ------------   ------------
              ENVIRONMENTAL SERVICES -- 1.3%
     225,000  Allied Waste Industries Inc.+ ....    2,183,048      2,535,750
       4,000  Basin Water Inc.+ ................       41,042         32,760
      22,000  Catalytica Energy Systems Inc.+ ..      153,722         24,420
     175,000  Republic Services Inc. ...........    2,490,315      7,036,750
                                                 ------------   ------------
                                                    4,868,127      9,629,680
                                                 ------------   ------------
              EQUIPMENT AND SUPPLIES -- 15.3%
      15,000  A.O. Smith Corp., Cl. A ..........      336,569        591,450
     170,000  AMETEK Inc. ......................    1,017,397      7,403,500
     425,000  Baldwin Technology Co. Inc.,
               Cl. A+ ..........................    1,353,684      2,460,750
      73,000  Belden CDT Inc. ..................    1,196,036      2,790,790
      15,000  C&D Technologies Inc. ............      257,845        106,500
      50,000  Capstone Turbine Corp.+ ..........      103,400         70,500
     205,000  CIRCOR International Inc. ........    3,175,395      6,262,750
     414,000  CLARCOR Inc. .....................    2,561,338     12,622,860
     240,000  Core Molding Technologies Inc.+ ..      436,144      1,656,000
     180,000  Crown Holdings Inc.+ .............      727,278      3,348,000
       2,000  Danaher Corp. ....................       34,106        137,340
      66,000  Donaldson Co. Inc. ...............      761,576      2,435,400
     220,000  Enodis plc .......................      697,497        716,733
      97,300  Entegris Inc.+ ...................      781,566      1,061,543
     450,000  Fedders Corp.+ ...................    2,002,393        562,500
     190,000  Flowserve Corp.+ .................    3,503,180      9,612,100
     175,000  Franklin Electric Co. Inc. .......    1,420,807      9,299,500
      40,000  General Magnaplate Corp.+ (b) ....       83,762         60,000
     150,000  Gerber Scientific Inc.+ ..........    1,451,283      2,247,000
      84,000  Graco Inc. .......................      928,834      3,281,040
     150,000  GrafTech International Ltd.+ .....    1,005,827        876,000
      60,000  IDEX Corp. .......................      556,738      2,583,000
     150,000  Interpump Group SpA ..............      589,120      1,333,359
       4,000  Jarden Corp.+ ....................       11,351        131,880

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
      10,000  K-Tron International Inc.+ ....... $     74,932   $    632,200
      65,000  L.S. Starrett Co., Cl. A .........    1,110,086        929,500
      28,000  Littelfuse Inc.+ .................      538,592        971,600
     107,000  Lufkin Industries Inc. ...........    1,029,240      5,662,440
      55,000  Maezawa Kyuso Industries
               Co. Ltd. ........................      359,609        861,376
      26,666  Met-Pro Corp. ....................      192,463        350,124
       1,000  Middleby Corp.+ ..................       37,310         77,060
      22,000  Mueller Industries Inc. ..........      691,034        773,740
      10,000  Plantronics Inc. .................      246,559        175,300
      50,000  Robbins & Myers Inc. .............    1,023,975      1,546,000
      40,500  Sequa Corp., Cl. A+ ..............    1,502,140      3,801,330
      80,000  Sequa Corp., Cl. B+ ..............    3,631,577      7,537,600
      95,000  SL Industries Inc.+ ..............    1,114,953      1,824,000
       5,000  Teleflex Inc. ....................       76,167        278,200
     200,000  Tennant Co. ......................    4,207,900      4,868,000
     100,343  The Gorman-Rupp Co. ..............    1,956,301      3,281,216
       5,000  Valmont Industries Inc. ..........       40,625        261,250
       7,875  Watsco Inc., Cl. B ...............       23,627        362,959
     192,500  Watts Water Technologies
               Inc., Cl. A .....................    3,432,151      6,113,800
      15,000  Wolverine Tube Inc.+ .............      150,915         45,450
                                                 ------------   ------------
                                                   46,433,282    112,003,640
                                                 ------------   ------------
              FINANCIAL SERVICES -- 4.2%
      10,710  Alleghany Corp.+ .................    1,893,812      3,095,297
      40,000  Argonaut Group Inc.+ .............      867,813      1,241,200
      86,800  Bancshares of Florida Inc.+ ......    1,302,000      1,829,744
     100,000  BKF Capital Group Inc. ...........    1,497,913        390,000
     365,000  CNA Surety Corp.+ ................    4,005,795      7,373,000
      19,100  Crazy Woman Creek Bancorp Inc. ...      285,742        326,610
      37,000  Epoch Holding Corp.+ .............       63,098        244,200
       3,000  Federal Agricultural
               Mortgage Corp., Cl. C ...........       24,000         79,410
      33,000  First Republic Bank ..............      636,067      1,404,480
     110,000  Flushing Financial Corp. .........    1,642,500      1,925,000
      45,000  Franklin Bank Corp.+ .............      916,624        894,600
      80,000  LaBranche & Co. Inc.+ ............      750,397        829,600
       1,000  LandAmerica Financial
               Group Inc. ......................       12,175         65,790
      66,000  Landesbank Berlin Holding AG+ ....    1,280,794        497,965
       3,000  Leucadia National Corp. ..........       24,354         78,510
      50,000  MVC Capital Inc. .................      461,995        648,000
       1,500  NetBank Inc. .....................        6,000          9,075
     100,000  NewAlliance Bancshares Inc. ......    1,463,358      1,465,000
      45,320  Sterling Bancorp .................      775,153        890,991
      20,000  SWS Group Inc. ...................      338,350        497,800
     107,500  The Midland Co. ..................      822,714      4,656,900
      50,000  Wilmington Trust Corp. ...........    1,574,410      2,227,500
                                                 ------------   ------------
                                                   20,645,064     30,670,672
                                                 ------------   ------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 4.2%
      30,000  Boston Beer Co. Inc., Cl. A+ ..... $    468,757   $    985,500
      24,000  Brown-Forman Corp., Cl. A ........      665,535      1,856,880
         100  Compania Cervecerias
               Unidas SA, ADR ..................        2,455          2,633
      38,000  Corn Products International Inc. .      617,424      1,236,520
     100,000  Del Monte Foods Co. ..............      997,536      1,045,000
      85,000  Denny's Corp.+ ...................      132,580        289,850
      40,000  Dynasty Fine Wines Group Ltd. ....       13,958         13,555
         100  Embotelladora Andina SA,
               Cl. A, ADR ......................        1,295          1,300
      25,000  Farmer Brothers Co. ..............      389,323        513,500
     260,000  Flowers Foods Inc. ...............    2,141,780      6,988,800
         500  Genesee Corp., Cl. A+ ............            0          1,178
      21,500  Genesee Corp., Cl. B+ ............       32,823         44,612
     701,500  Grupo Continental SA .............    1,058,724      1,304,864
      10,000  Hain Celestial Group Inc.+ .......      184,774        255,600
      12,000  J & J Snack Foods Corp. ..........      100,375        373,200
     210,000  Kikkoman Corp. ...................    1,375,672      2,448,000
      30,000  Lifeway Foods Inc.+ ..............      174,542        205,200
      20,000  Meiji Seika Kaisha Ltd. ..........       87,470        101,587
      35,000  MGP Ingredients Inc. .............      243,900        744,450
      10,000  Nathan's Famous Inc.+ ............       82,691        135,000
       4,000  Omni Nutraceuticals Inc.+ ........       13,563              3
      20,000  PepsiAmericas Inc. ...............      286,588        426,800
      55,000  Ralcorp Holdings Inc.+ ...........      828,181      2,652,650
      11,250  The Cheesecake Factory Inc.+ .....       37,036        305,887
      66,000  The J.M. Smucker Co. .............    1,599,230      3,164,700
     100,000  The Steak n Shake Co.+ ...........    1,088,229      1,689,000
      55,022  Tootsie Roll Industries Inc. .....    1,013,075      1,612,695
      50,000  Triarc Cos. Inc., Cl. A ..........      355,474        829,500
     120,000  Triarc Cos. Inc., Cl. B ..........    1,025,442      1,814,400
       2,000  Vina Concha Y Toro SA, ADR .......       54,957         59,800
       1,000  Willamette Valley
               Vineyards Inc.+ .................        3,994          5,710
                                                 ------------   ------------
                                                   15,077,383     31,108,374
                                                 ------------   ------------
              HEALTH CARE -- 7.5%
      50,000  Align Technology Inc.+ ...........      444,171        569,000
      50,571  Allergan Inc. ....................    1,981,766      5,694,800
     117,000  AngioDynamics Inc.+ ..............    2,475,365      2,423,070
       5,000  Anika Therapeutics Inc.+ .........       64,475         66,650
      55,000  ArthroCare Corp.+ ................    1,133,267      2,577,300
       7,800  Bio-Rad Laboratories Inc.,
               Cl. A+ ..........................      309,943        551,694
       1,000  Biomet Inc. ......................       30,350         32,190
      70,000  Biosite Inc.+ ....................    3,142,639      3,236,100
       9,000  Bruker BioSciences Corp.+ ........       34,729         63,090

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
     158,000  Chemed Corp. ..................... $  2,577,497   $  5,097,080
       1,000  CNS Inc. .........................       12,240         28,230
      75,000  CONMED Corp.+ ....................    1,975,180      1,583,250
      40,000  Crucell NV, ADR+ .................      753,937        952,000
      82,000  Del Global Technologies
               Corp.+ ..........................      251,543        143,500
      40,000  DexCom Inc.+ .....................      746,726        445,200
       1,000  Digene Corp.+ ....................        8,000         43,150
      95,000  Edwards Lifesciences Corp.+ ......    3,358,438      4,426,050
       1,102  Enzo Biochem Inc.+ ...............       13,091         13,433
      65,000  Exactech Inc.+ ...................      920,376        887,900
       8,000  Fisher Scientific
               International Inc.+ .............      184,008        625,920
      48,000  Henry Schein Inc.+ ...............      844,631      2,406,720
      35,000  ICU Medical Inc.+ ................    1,043,366      1,591,800
       2,000  Integra LifeSciences
               Holdings Corp.+ .................       43,600         74,960
       1,000  Invacare Corp. ...................       33,835         23,520
      30,000  Inverness Medical
               Innovations Inc.+ ...............      554,733      1,042,800
      26,000  Invitrogen Corp.+ ................    1,338,073      1,648,660
     100,000  Lifecore Biomedical Inc.+ ........      958,195      1,410,000
      30,000  MWI Veterinary Supply Inc.+ ......      661,312      1,005,900
      15,000  Nabi Biopharmaceuticals+ .........      105,625         86,700
       3,000  NeoPharm Inc.+ ...................       29,760         14,550
       5,000  NeuroMetrix Inc.+ ................      132,176         95,050
       1,300  Nobel Biocare Holding AG .........      100,171        319,945
      34,000  Orthofix International NV+ .......    1,133,250      1,545,980
       2,000  OrthoLogic Corp.+ ................        6,750          2,600
      35,000  Owens & Minor Inc. ...............      692,324      1,151,150
     100,000  Penwest Pharmaceuticals Co.+ .....    1,185,995      1,665,000
      18,900  Possis Medical Inc.+ .............      194,460        186,165
      30,000  PSS World Medical Inc.+ ..........      367,273        599,700
     190,000  Quidel Corp.+ ....................    1,165,036      2,682,800
     100,000  Regeneration Technologies Inc.+ ..    1,003,406        702,000
      30,000  Sirona Dental Systems Inc. .......      267,058        987,900
     590,000  Snia SpA+ ........................      133,755         66,286
     110,000  Sonic Innovations Inc.+ ..........      496,359        451,000
   1,800,000  Sorin SpA+ .......................    6,148,407      3,188,649
     100,000  SSL International plc ............      540,319        655,321
       2,500  Straumann Holding AG .............      224,697        538,306
       4,200  Stryker Corp. ....................      162,570        208,278
      40,000  Thoratec Corp.+ ..................      478,455        624,400
      22,400  United-Guardian Inc. .............      195,568        207,200
      40,000  Vascular Solutions Inc.+ .........      350,314        310,000
       1,000  Wright Medical Group Inc.+ .......       16,460         24,250
       5,100  Young Innovations Inc. ...........      128,516        183,396
                                                 ------------   ------------
                                                   41,154,190     55,160,593
                                                 ------------   ------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS (CONTINUED)
              HOME FURNISHINGS -- 0.1%
      13,000  Bassett Furniture Industries Inc.  $    215,616   $    211,120
       4,000  Bed Bath & Beyond Inc.+ ..........       11,125        153,040
       1,000  Foamex International Inc.+ .......        8,062          3,870
      30,000  La-Z-Boy Inc. ....................      250,200        418,800
                                                 ------------   ------------
                                                      485,003        786,830
                                                 ------------   ------------
              HOTELS AND GAMING -- 3.9%
      95,000  Aztar Corp.+ .....................    2,830,330      5,035,950
      12,000  Boyd Gaming Corp. ................       90,225        461,280
      70,000  Churchill Downs Inc. .............    2,235,482      2,944,200
     120,000  Dover Downs Gaming &
               Entertainment Inc. ..............      796,488      1,458,000
     156,000  Gaylord Entertainment Co.+ .......    4,494,471      6,840,600
      10,002  Harrah's Entertainment Inc. ......      498,147        664,433
     145,000  Lakes Entertainment Inc.+ ........      766,240      1,400,700
       1,200  Las Vegas Sands Corp.+ ...........       34,800         82,020
     405,000  Magna Entertainment Corp.,
               Cl. A+ ..........................    2,672,344      1,899,450
      20,000  Marcus Corp. .....................      377,480        459,400
      82,000  Penn National Gaming Inc.+ .......      186,907      2,994,640
      95,000  Pinnacle Entertainment Inc.+ .....      828,043      2,671,400
       3,000  Station Casinos Inc. .............       11,670        173,490
      16,000  Wynn Resorts Ltd.+ ...............      231,002      1,088,160
      20,000  Youbet.com Inc.+ .................       51,494         74,800
                                                 ------------   ------------
                                                   16,105,123     28,248,523
                                                 ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.7%
      58,000  Cavco Industries Inc.+ ...........    1,127,032      1,827,580
     335,000  Champion Enterprises Inc.+ .......    3,495,127      2,311,500
      17,000  Drew Industries Inc.+ ............      296,303        429,420
     200,000  Fleetwood Enterprises Inc.+ ......    2,557,248      1,346,000
      68,000  Monaco Coach Corp. ...............    1,493,022        757,520
     141,000  Skyline Corp. ....................    4,489,399      5,387,610
      36,000  Southern Energy Homes Inc.+ ......      265,405        303,120
                                                 ------------   ------------
                                                   13,723,536     12,362,750
                                                 ------------   ------------
              METALS AND MINING -- 0.8%
      70,000  Arizona Star Resource Corp.+ .....      287,559        626,884
      52,003  Barrick Gold Corp. ...............    1,522,648      1,597,532
      10,000  Inmet Mining Corp. ...............      325,911        378,081
      15,000  Ivanhoe Mines Ltd.+ ..............      111,730         93,900
     142,115  Kinross Gold Corp.+ ..............      984,488      1,779,280
      10,000  Meridian Gold Inc.+ ..............       75,630        248,600
       1,000  Northwest Pipe Co.+ ..............       26,243         30,000
      22,000  Novelis Inc. .....................      470,548        562,980
     190,000  Royal Oak Mines Inc.+ ............      322,487            190
      30,148  Stillwater Mining Co.+ ...........      389,561        253,243
                                                 ------------   ------------
                                                    4,516,805      5,570,690
                                                 ------------   ------------

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              PAPER AND FOREST PRODUCTS -- 0.1%
      68,000  Pope & Talbot Inc.+ .............. $  1,058,235   $    391,000
      18,000  Schweitzer-Mauduit
               International Inc. ..............      424,690        341,640
      22,000  Wausau Paper Corp. ...............      255,362        297,000
                                                 ------------   ------------
                                                    1,738,287      1,029,640
                                                 ------------   ------------
              PUBLISHING -- 2.2%
     307,237  Independent News & Media plc .....      431,671        927,232
      12,000  John Wiley & Sons Inc., Cl. B ....       46,500        431,160
      50,000  Journal Communications Inc.,
               Cl. A ...........................      882,277        563,500
     130,000  Journal Register Co. .............    1,979,992        737,100
      11,000  Lee Enterprises Inc. .............      261,685        277,640
      53,000  McClatchy Co., Cl. A .............    1,581,315      2,236,070
      70,000  Media General Inc., Cl. A ........    1,989,584      2,640,400
      23,000  Meredith Corp. ...................      429,183      1,134,590
     310,000  News Corp., Cl. A ................      912,485      6,091,500
   1,050,000  Penton Media Inc.+ ...............      951,840        588,000
     385,000  PRIMEDIA Inc.+ ...................    1,193,587        585,200
       4,500  Value Line Inc. ..................      183,817        209,745
                                                 ------------   ------------
                                                   10,843,936     16,422,137
                                                 ------------   ------------
              REAL ESTATE -- 1.3%
         190  Case Pomeroy & Co. Inc., Cl. A ...      222,300        339,625
     170,000  Griffin Land & Nurseries Inc.+ ...    2,202,170      5,145,900
       9,000  Gyrodyne Co. of America Inc.+ ....      135,071        419,850
      20,000  Malan Realty
               Investors Inc.+ (b)(e) ..........       75,279         18,800
     110,000  Morguard Corp. ...................    1,392,683      3,838,068
                                                 ------------   ------------
                                                    4,027,503      9,762,243
                                                 ------------   ------------
              RETAIL -- 2.0%
       9,000  Aaron Rents Inc. .................       80,500        206,820
     145,000  Aaron Rents Inc., Cl. A ..........      522,819      3,045,000
      35,000  Big 5 Sporting Goods Corp. .......      657,716        798,000
       8,000  Casey's General Stores Inc. ......      124,503        178,160
      65,000  Coldwater Creek Inc.+ ............      134,050      1,869,400
      20,000  CoolBrands International Inc.+ ...       81,374         11,809
     100,000  CSK Auto Corp.+ ..................    1,630,081      1,410,000
       3,000  Gander Mountain Co.+ .............       27,860         20,880
     175,000  Ingles Markets Inc., Cl. A .......    2,176,507      4,616,500
      35,000  Movado Group Inc. ................      515,027        889,700
      16,500  Pier 1 Imports Inc. ..............      112,942        122,430
      40,000  Weis Markets Inc. ................    1,174,744      1,592,000
                                                 ------------   ------------
                                                    7,238,123     14,760,699
                                                 ------------   ------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              COMMON STOCKS (CONTINUED)
              SATELLITE -- 0.2%
      20,000  Pegasus Communications Corp.,
               Cl. A+ .......................... $    150,050   $     39,800
     200,000  Sirius Satellite Radio Inc.+ .....      981,915        782,000
      35,000  XM Satellite Radio Holdings Inc.,
               Cl. A+ ..........................      302,980        451,150
                                                 ------------   ------------
                                                    1,434,945      1,272,950
                                                 ------------   ------------
              SPECIALTY CHEMICALS -- 5.0%
      20,000  A. Schulman Inc. .................      240,000        470,200
      28,000  Airgas Inc. ......................      172,550      1,012,760
      47,000  Albemarle Corp. ..................    1,274,676      2,553,510
      37,000  Arch Chemicals Inc. ..............      806,777      1,052,650
      80,000  Chemtura Corp. ...................      855,716        693,600
      10,000  Cytec Industries Inc. ............      278,296        555,900
       7,000  Dionex Corp.+ ....................      210,000        356,580
     180,000  Ferro Corp. ......................    3,999,568      3,200,400
     240,000  H.B. Fuller Co. ..................    2,114,073      5,625,600
      60,000  Hawkins Inc. .....................      826,513        853,200
     430,000  Hercules Inc.+ ...................    4,166,174      6,781,100
     145,000  MacDermid Inc. ...................    2,527,513      4,729,900
     150,000  Material Sciences Corp.+ .........    1,396,604      1,494,000
     160,000  Omnova Solutions Inc.+ ...........      989,633        668,800
      50,000  Penford Corp. ....................      539,601        757,000
      10,000  Quaker Chemical Corp. ............      181,137        194,500
     273,000  Sensient Technologies Corp. ......    5,506,095      5,342,610
                                                 ------------   ------------
                                                   26,084,926     36,342,310
                                                 ------------   ------------
              TELECOMMUNICATIONS -- 1.7%
      29,425  ALLTEL Corp. .....................      146,376      1,633,087
      23,000  Atlantic Tele-Network Inc. .......       92,644        425,040
     200,000  Cincinnati Bell Inc.+ ............      517,183        964,000
      80,000  Commonwealth Telephone
               Enterprises Inc. ................    1,919,652      3,298,400
       6,795  Community Service
               Communications Inc.+ ............            0         13,930
      46,950  D&E Communications Inc. ..........      605,207        592,040
         870  NTL Inc. .........................       13,291         22,124
      80,000  Rogers Communications Inc.,
               Cl. B ...........................      759,139      4,389,600
      20,000  Shenandoah
               Telecommunications Co. ..........      296,543        869,400
      30,000  Stratos International Inc.+ ......      182,534        207,600
      30,423  Windstream Corp. .................       32,131        401,279
      53,000  Winstar Communications Inc.+ .....          133             53
                                                 ------------   ------------
                                                    4,564,833     12,816,553
                                                 ------------   ------------
              TRANSPORTATION -- 1.1%
     150,000  GATX Corp. .......................    4,610,044      6,205,500
     125,000  Grupo TMM SA, Cl. A, ADR+ ........      946,399        362,500

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
       2,000  Irish Continental Group plc+ ..... $     17,409   $     27,948
      50,000  OMI Corp. ........................      313,120      1,085,500
       5,100  Providence and Worcester
               Railroad Co. ....................       42,979        102,510
                                                 ------------   ------------
                                                    5,929,951      7,783,958
                                                 ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.5%
      45,000  Centennial Communications Corp. ..      246,806        239,850
      72,000  Price Communications Corp.+ ......      905,273      1,389,600
      55,000  Rural Cellular Corp., Cl. A+ .....      374,090        529,650
      10,000  SunCom Wireless Holdings Inc.,
               Cl. A+ ..........................       69,480          9,600
     148,000  Vimpel-Communications, ADR+ ......    1,261,092      8,967,320
                                                 ------------   ------------
                                                    2,856,741     11,136,020
                                                 ------------   ------------
              TOTAL COMMON STOCKS ..............  415,823,541    701,633,558
                                                 ------------   ------------
              PREFERRED STOCKS -- 0.3%
              BROADCASTING -- 0.2%
       1,063  Granite Broadcasting Corp.,
               12.750% Pfd.+ ...................      439,683        164,765
         100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (b)(d)(e) ................    1,000,000      1,000,000
       1,103  PTV Inc., 10.000% Pfd.,Ser. A ....            0          4,274
                                                 ------------   ------------
                                                    1,439,683      1,169,039
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.1%
      23,382  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (b)(d)(e) ...............    2,163,146        818,377
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
         151  Foster Wheeler Ltd.,
               Pfd., Ser. B+ ...................       38,060        279,350
                                                 ------------   ------------
              TOTAL PREFERRED STOCKS ...........    3,640,889      2,266,766
                                                 ------------   ------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies,
               expire 05/05/11+ ................        2,247            243
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.1%
     261,431  GP Strategies Corp.,
               expire 08/14/08+ (b)(e) .........      634,637        572,965
     125,000  Interep National Radio Sales Inc.,
               expire 05/06/07+ (b)(d)(e) ......            0              0
                                                 ------------   ------------
                                                      634,637        572,965
                                                 ------------   ------------

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----           -----
              WARRANTS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
         430  Anacomp Inc., Cl. B,
               expire 12/10/06+ ................ $          0   $         13
                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
               expire 08/14/08+ (b)(e) .........            0         50,156
      13,217  WHX Corp., expire 02/28/08+ ......       52,373         15,200
                                                 ------------   ------------
                                                       52,373         65,356
                                                 ------------   ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
               expire 03/28/08+ ................       24,809            721
                                                 ------------   ------------
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc., expire 01/13/11+ .......          124             39
                                                 ------------   ------------
              TOTAL WARRANTS ...................      714,190        639,337
                                                 ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 0.2%
              AVIATION: PARTS AND SERVICES -- 0.0%
 $  300,000   GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ................      295,648        307,500
                                                 ------------   ------------
              BUSINESS SERVICES -- 0.2%
  2,000,000   GP Strategies Corp.,
               Sub. Deb., 6.000%,
               08/14/08 (b)(e) .................    1,641,862      1,337,838
    148,000   Trans-Lux Corp.,
               Sub. Deb. Cv.,
               8.250%, 03/01/12 (a) ............      132,145        133,940
                                                 ------------   ------------
                                                    1,774,007      1,471,778
                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000   Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (b)(c) ........        1,185              0
                                                 ------------   ------------
              HEALTH CARE -- 0.0%
     28,848   Del Global Technologies Corp.,
               6.000%, 03/28/07 (b)(e) .........       28,847         21,636
                                                 ------------   ------------
              TOTAL CORPORATE BONDS ............    2,099,687      1,800,914
                                                 ------------   ------------

  PRINCIPAL                                                        MARKET
   AMOUNT                                            COST           VALUE
   ------                                            ----           -----
              U.S. GOVERNMENT OBLIGATIONS -- 3.8%
$27,712,000   U.S. Treasury Bills,
               4.843% to 5.101%++,
               10/12/06 to 03/01/07 ............ $ 27,453,732   $ 27,458,661
                                                 ------------   ------------
              TOTAL INVESTMENTS -- 100.2% ...... $449,732,039    733,799,236
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.2)% ....   (1,315,980)
                                                                ------------
              NET ASSETS -- 100.0% ............................ $732,483,256
                                                                ============
----------------
 (a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
 (b) Security  fair  valued  under  procedures   established   by   the Board of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $4,140,764 or 0.57% of total net assets.
 (c) Security is in default.
 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $1,818,377 or 0.25% of total net assets.
 (e) At September 30, 2006, the Fund held restricted and illiquid securities amounting to $4,056,764 or 0.55% of total net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                           09/30/06
  SHARES/                                                             CARRYING
 PRINCIPAL                               ACQUISITION   ACQUISITION     VALUE
  AMOUNT    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
   610,400  Career Blazers Inc. ......... 06/04/93    $  236,019     $   0.1755
     6,048  Chestnut Hill Ventures ...... 07/26/01       164,590        21.4722
     3,333  CTN Media Group Inc. ........ 09/28/01        16,800         0.0009
$   28,848  Del Global Technologies Corp.,
             6.000%, 03/28/07 ........... 05/24/02        28,847        75.0000
$2,000,000  GP Strategies Corp.,
             Sub. Deb., 6.000%,
             08/14/08 ................... 08/08/03     1,362,935        66.8919
   261,431  GP Strategies Corp.
             warrants expire
             08/14/08 ................... 08/08/03       634,637         2.1916
       100  Gray Television Inc.,
             8.000%
             Cv. Pfd., Ser. C ........... 04/22/02     1,000,000    10,000.0000
    23,382  Interep National
             Radio Sales Inc.,
             4.000% Cv. Pfd.,
             Ser. A ..................... 05/03/02     2,163,146        35.0003
   125,000  Interep National
             Radio Sales Inc.
             warrants expire 05/06/07 ... 05/03/02          0.00         0.0000
    20,000  Malan Realty Investors Inc. . 08/17/00        75,279         0.9400
   379,703  National Patent
             Development Corp.
             warrants expire 08/14/08 ... 11/24/04          0.00         0.1321
ADR American Depository Receipt
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
================================================================================

ASSETS:
  Investments, at value (cost $448,684,817) ................  $ 732,973,906
  Investments in affiliate, at value (cost $1,047,222) .....        825,330
  Foreign currency, at value (cost $11,685) ................         11,741
  Cash .....................................................            656
  Dividends and interest receivable ........................        639,830
  Receivable for Fund shares sold ..........................        463,671
  Prepaid expense ..........................................          5,284
                                                              -------------
  TOTAL ASSETS .............................................    734,920,418
                                                              -------------
LIABILITIES:
  Payable for Fund shares redeemed .........................        675,030
  Payable for investment advisory fees .....................        601,751
  Payable for investments purchased ........................        591,931
  Payable for shareholder services fees ....................        228,140
  Payable for distribution fees ............................        152,115
  Other accrued expenses ...................................        188,195
                                                              -------------
  TOTAL LIABILITIES ........................................      2,437,162
                                                              -------------
  NET ASSETS applicable to 24,086,535
    shares outstanding .....................................  $ 732,483,256
                                                              =============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ............  $      24,087
  Additional paid-in capital ...............................    396,753,690
  Accumulated net investment loss ..........................        (32,123)
  Accumulated net realized gain on investments
    and foreign currency transactions ......................     51,670,517
  Net unrealized appreciation on investments ...............    284,067,197
  Net unrealized depreciation on
     foreign currency translations .........................           (112)
                                                              -------------
  NET ASSETS ...............................................  $ 732,483,256
                                                              =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per share
    ($727,520,784 / 23,921,373 shares outstanding;
    150,000,000 shares authorized) .........................         $30.41
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($2,199,173 / 72,312 shares outstanding;
    50,000,000 shares authorized) ..........................         $30.41
                                                                     ======
  Maximum offering price per share (NAV / .9425,
   based on maximum sales charge of 5.75% of
    the offering price) ....................................         $32.27
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($113,301 / 3,806 shares outstanding;
    50,000,000 shares authorized) ..........................         $29.77(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($2,649,998 / 89,044 shares outstanding;
    50,000,000 shares authorized) ..........................         $29.76(a)
                                                                     ======
---------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2006
================================================================================

INVESTMENT INCOME:
  Dividends - unaffiliated (net of foreign taxes of $42,549) ..    $  7,913,989
  Dividends - affiliated ......................................          10,518
  Interest - unaffiliated .....................................       2,227,896
  Interest - affiliated .......................................           6,105
                                                                   ------------
  TOTAL INVESTMENT INCOME .....................................      10,158,508
                                                                   ------------
EXPENSES:
  Investment advisory fees ....................................       7,547,841
  Distribution fees - Class AAA ...............................       1,875,897
  Distribution fees - Class A .................................           4,998
  Distribution fees - Class B .................................           1,270
  Distribution fees - Class C .................................          21,675
  Shareholder services fees ...................................         835,561
  Shareholder communications expenses .........................         228,095
  Custodian fees ..............................................         116,081
  Legal and audit fees ........................................          51,723
  Accounting fees (see Note 6) ................................          45,000
  Registration expenses .......................................          42,348
  Directors' fees .............................................          32,237
  Miscellaneous expenses ......................................          82,486
                                                                   ------------
  TOTAL EXPENSES ..............................................      10,885,212
  Less: Custodian fee credits .................................         (12,224)
                                                                   ------------
  TOTAL NET EXPENSES ..........................................      10,872,988
                                                                   ------------
  NET INVESTMENT LOSS .........................................        (714,480)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments - unaffiliated .............      64,438,946
  Net realized loss on investments - affiliated ...............          (1,618)
  Net realized loss on foreign currency transactions ..........          (8,406)
                                                                   ------------
  Net realized gain on investments and foreign
   currency transactions ......................................      64,428,922
  Net change in unrealized appreciation/
   (depreciation) on investments and
   foreign currency translations ..............................         (40,414)
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .......................      64,388,508
                                                                   ------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................    $ 63,674,028
                                                                   ============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                      YEAR ENDED         YEAR ENDED
                                                                  SEPTEMBER 30, 2006  SEPTEMBER 30, 2005
                                                                  ------------------  ------------------
OPERATIONS:
  Net investment loss ........................................      $    (714,480)      $    (237,209)
  Net realized gain on investments and
    foreign currency transactions ............................         64,428,922          42,629,890
  Net change in unrealized appreciation/(depreciation) on
    investments and foreign currency translations ............            (40,414)         83,565,118
                                                                    -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......         63,674,028         125,957,799
                                                                    -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments:
    Class AAA ................................................        (50,200,421)        (27,271,963)
    Class A ..................................................           (124,948)             (6,636)
    Class B ..................................................             (9,605)             (5,930)
    Class C ..................................................           (119,963)             (5,584)
                                                                    -------------       -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................        (50,454,937)        (27,290,113)
                                                                    -------------       -------------
  CAPITAL SHARE TRANSACTIONS:
    Class AAA ................................................        (18,592,269)         14,081,158
    Class A ..................................................            639,229           1,389,944
    Class B ..................................................            (26,318)             69,962
    Class C ..................................................          1,122,817           1,402,027
                                                                    -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS ...............................        (16,856,541)         16,943,091
                                                                    -------------       -------------
  REDEMPTION FEES ............................................              3,895              35,284
                                                                    -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS ......................         (3,633,555)        115,646,061
NET ASSETS:
  Beginning of period ........................................        736,116,811         620,470,750
                                                                    -------------       -------------
  End of period (including undistributed net investment income
       of $0 and $0, respectively) ...........................      $ 732,483,256       $ 736,116,811
                                                                    =============       =============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2006, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2006, there were no open forward foreign exchange contracts.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2006, reclassifications were made to decrease accumulated net investment loss by $713,878 and decrease accumulated net realized gain on investments by $464,421, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 was as follows:

                                          FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                         SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                         ------------------   ------------------
         DISTRIBUTIONS PAID FROM:
         Ordinary income
          (inclusive of short-term
          capital gains) .................. $   648,028                  --
         Net long-term capital gains ......  49,806,909          $27,290,113
                                            -----------          -----------
         Total distributions paid ......... $50,454,937          $27,290,113
                                            ===========          ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

               Undistributed long-term capital gains ........... $ 54,193,198
               Post-October currency losses ....................      (11,416)
               Net unrealized appreciation .....................  281,570,461
               Other temporary differences .....................      (46,764)
                                                                 ------------
                 Total accumulated earnings .................... $335,705,479
                                                                 ============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


At September 30, 2006, the difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes and tax adjustments due to a partnership security.

At September 30, 2006, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2006, the Fund deferred currency losses of $11,416.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2006:

                                                             GROSS             GROSS         NET UNREALIZED
                                                          UNREALIZED        UNREALIZED        APPRECIATION/
                                             COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                         ------------    ------------      ------------       ------------
           Investments ..................$451,181,441    $324,993,129      $(43,200,664)      $281,792,465
           Investments in affiliates ....   1,047,222           1,795          (223,687)          (221,892)
                                         ------------    ------------      ------------       ------------
                                         $452,228,663    $324,994,924      $(43,424,351)      $281,570,573
                                         ============    ============      ============       ============

NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director that is not an affiliated person of the Adviser or its affiliates (as defined in the 1940 Act) an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2006, other than short-term securities, aggregated $39,720,019 and $41,727,458, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2006, the Fund paid brokerage commissions of $92,731 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $5,562 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended September 30, 2006, there were no borrowings outstanding from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2006 and September 30, 2005 amounted to $3,895 and $35,284, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                                    YEAR ENDED                       YEAR ENDED
                                                               SEPTEMBER 30, 2006               SEPTEMBER 30, 2005
                                                            ------------------------         -----------------------
                                                             SHARES         AMOUNT            SHARES        AMOUNT
                                                            --------     -----------         --------    -----------
                                                                   CLASS AAA                        CLASS AAA
                                                            ------------------------         -----------------------
Shares sold ..............................................  3,275,191     $  97,982,057       5,199,909    $ 147,867,554
Shares issued upon reinvestment of distributions .........  1,698,995        47,843,699         930,960       25,964,511
Shares redeemed .......................................... (5,511,639)     (164,418,025)     (5,645,493)    (159,750,907)
                                                           ----------     -------------      ----------    -------------
  Net increase (decrease) ................................   (537,453)    $ (18,592,269)        485,376    $  14,081,158
                                                           ==========     =============      ==========    =============
                                                                      CLASS A                           CLASS A
                                                            ------------------------         -----------------------
Shares sold ..............................................     39,452     $   1,176,826          49,475    $   1,424,869
Shares issued upon reinvestment of distributions .........      4,228           119,107             233            6,514
Shares redeemed ..........................................    (21,919)         (656,704)         (1,399)         (41,439)
                                                           ----------     -------------      ----------    -------------
  Net increase ...........................................     21,761     $     639,229          48,309    $   1,389,944
                                                           ==========     =============      ==========    =============
                                                                      CLASS B                           CLASS B
                                                            ------------------------         -----------------------
Shares sold ..............................................         --     $          --           3,028    $      85,010
Shares issued upon reinvestment of distributions .........        346             9,605             214            5,930
Shares redeemed ..........................................     (1,211)          (35,923)           (700)         (20,978)
                                                           ----------     -------------      ----------    -------------
  Net increase (decrease) ................................       (865)    $     (26,318)          2,542    $      69,962
                                                           ==========     =============      ==========    =============
                                                                      CLASS C                           CLASS C
                                                            ------------------------         -----------------------
Shares sold ..............................................     46,604     $   1,371,491          50,553    $   1,426,256
Shares issued upon reinvestment of distributions .........      4,190           116,097             164            4,526
Shares redeemed ..........................................    (12,415)         (364,771)           (989)         (28,755)
                                                           ----------     -------------      ----------    -------------
  Net increase ...........................................     38,379     $   1,122,817          49,728    $   1,402,027
                                                           ==========     =============      ==========    =============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the fiscal year ended September 30, 2006 is set forth below:

                                                                           NET CHANGE                   PERCENT
                                                               DIVIDEND/  IN UNREALIZED   VALUE AT       OWNED
                      BEGINNING   SHARES    SHARES   ENDING    INTEREST   APPRECIATION/ SEPTEMBER 30,  OF SHARES
                       SHARES    PURCHASED   SOLD    SHARES     INCOME   (DEPRECIATION)     2006      OUTSTANDING
                       ------    ---------   ----    ------     ------    ------------    ---------   -----------
Trans-Lux Corp. ...... 100,000     16,700    (500)   116,200    $10,518    $  (7,494)     $691,390       11.93%
Trans-Lux Corp.,
  Sub. Deb.Cv.,
  8.250%, 03/01/12 ...       0    148,000      (0)   148,000      6,105      133,940       133,940        0.90%

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI SMALL CAPGROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   INCOME
                          FROM INVESTMENT OPERATIONS                              DISTRIBUTIONS
               --------------------------------------------------    --------------------------------------
                                             Net
               Net Asset                 Realized and     Total                      Net
   Period        Value,         Net       Unrealized      from           Net       Realized
    Ended      Beginning    Investment     Gain on     Investment    Investment    Gain on        Total
September 30   of Period    (Loss)(a)    Investments   Operations      Income    Investments  Distributions
------------   ----------   ----------   -----------   ----------    ----------  -----------  -------------
CLASS AAA
  2006           $29.97       $(0.03)       $2.53        $2.50            --       $(2.06)       $(2.06)
  2005            25.88        (0.01)        5.25         5.24            --        (1.15)        (1.15)
  2004            21.48        (0.04)        4.61         4.57            --        (0.17)        (0.17)
  2003            17.04        (0.05)        4.74         4.69            --        (0.25)        (0.25)
  2002            17.13        (0.04)        0.31         0.27        $(0.01)       (0.35)        (0.36)

CLASS A
  2006           $29.98       $(0.02)       $2.51        $2.49            --       $(2.06)       $(2.06)
  2005            25.89        (0.01)        5.25         5.24            --        (1.15)        (1.15)
  2004(c)         24.49        (0.06)        1.46         1.40            --           --            --

CLASS B
  2006           $29.58       $(0.25)       $2.50        $2.25            --       $(2.06)       $(2.06)
  2005            25.74        (0.22)        5.21         4.99            --        (1.15)        (1.15)
  2004(c)         24.49        (0.19)        1.44         1.25            --           --            --

CLASS C
  2006           $29.58       $(0.24)       $2.48        $2.24            --       $(2.06)       $(2.06)
  2005            25.74        (0.23)        5.22         4.99            --        (1.15)        (1.15)
  2004(c)         24.49        (0.20)        1.45         1.25            --           --            --

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------

                             Net Asset           Net Assets     Net
   Period                      Value,              End of    Investment               Portfolio
    Ended        Redemption    End of    Total     Period      Income/     Operating   Turnover
September 30       Fees(a)     Period   Return+  (in 000's)    (Loss)      Expenses      Rate
------------     ----------   --------  -------  ---------   ---------    ----------  ----------
CLASS AAA
  2006            $0.00(b)     $30.41     8.88%   $727,521    (0.09)%        1.44%         6%
  2005             0.00(b)      29.97    20.58     732,965    (0.03)         1.44          6
  2004               --         25.88    21.34     620,334    (0.15)         1.42         10
  2003               --         21.48    27.84     540,397    (0.22)         1.45          4
  2002               --         17.04     1.39     428,416    (0.22)         1.45         10

CLASS A
  2006            $0.00(b)     $30.41     8.84%   $  2,199    (0.08)%        1.44%         6%
  2005             0.00(b)      29.98    20.57       1,515    (0.03)         1.48          6
  2004(c)            --         25.89     5.72          58    (0.32)(d)      1.42(d)      10

CLASS B
  2006            $0.00(b)     $29.77     8.11%   $    113    (0.85)%        2.19%         6%
  2005             0.00(b)      29.58    19.69         138    (0.79)         2.20          6
  2004(c)            --         25.74     5.10          55    (1.02)(d)      2.17(d)      10

CLASS C
  2006            $0.00(b)     $29.76     8.08%   $  2,650    (0.83)%        2.19%         6%
  2005             0.00(b)      29.58    19.69       1,499    (0.80)         2.23          6
  2004(c)            --         25.74     5.10          24    (1.07)(d)      2.17(d)      10

------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.
(c) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.
(d) Annualized.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Directors of The Gabelli Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Small Cap Growth Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Small Cap Growth Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
November 7, 2006

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Small Cap Growth Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Small Cap Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2   BY DIRECTOR        DURING PAST FIVE YEARS                        HELD BY DIRECTOR 3
-----------------    ------------- ----------------     ----------------------                        ------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991        23       Chairman of the Board and Chief Executive       Director of Morgan Group
Director and                                      Officer of GAMCO Investors, Inc. and            Holdings, Inc.
Chief Investment Officer                          Chief Investment Officer-Value Portfolios       (holding company)
Age: 64                                           of Gabelli Funds, LLC and GAMCO Asset
                                                  Management Inc.; Chairman and Chief
                                                  Executive Officer of Lynch Interactive
                                                  Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991        10       Senior Vice President of Gabelli &              Director of GAMCO
Director                                          Company, Inc.                                   Investors, Inc.
Age: 62

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991        33       Partner in the law firm of                            --
Director                                          Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 1991        13       Former Senior Vice President and Chief          Director of Aphton
Director                                          Financial Officer of KeySpan Energy             Corporation
Age: 62                                           Corporation (utility holding company)           (biopharmaceutical company)

ROBERT J. MORRISSEY    Since 1991         6       Partner in the law firm of Morrissey,                 --
Director                                          Hawkins & Lynch
Age: 67

ANTHONY R. PUSTORINO   Since 1991        14       Certified Public Accountant; Professor          Director of Lynch Corporation
Director                                          Emeritus, Pace University                       (diversified manufacturing)
Age: 81

ANTHONIE C. VAN EKRIS  Since 1991        17       Chairman of BALMAC International, Inc.                --
Director                                          (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2001        24       Chairman, Hallmark Electrical Supplies Corp.    Director of Hollis-Eden
Director                                                                                          Pharmaceuticals
Age: 60                                                                                           (biotechnology);
                                                                                                  Director of Earl
                                                                                                  Scheib, Inc.
                                                                                                  (automotive services)

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

NAME, POSITION(S)    TERM OF OFFICE
    ADDRESS 1          AND LENGTH OF                    PRINCIPAL OCCUPATION(S)
     AND AGE          TIME SERVED 2                      DURING PAST FIVE YEARS
-----------------    ---------------                    -----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1991               Executive Vice President and Chief Operating Officer
President                                       of Gabelli Funds, LLC since 1988; Director and
Age: 54                                         President of Gabelli Advisers, Inc. since 1998; Officer
                                                of all of the registered investment companies in the
                                                Gabelli Funds complex

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of
Secretary                                       Investors, Inc. since 1999 and GAMCO Asset
Age: 43                                         Management Inc. since 1993; Secretary of all
                                                of the registered investment companies in the
                                                Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies
Treasurer                                       in the Gabelli Funds complex; Senior Vice President of
Age: 48                                         U.S. Trust Company, N.A. and Treasurer and
                                                Chief Financial Officer of Excelsior Funds from 2004
                                                through 2005; Chief Financial Officer of AMIC
                                                Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and
                                                Reserve Partners, Inc. and Treasurer of Reserve Funds
                                                from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                        since 2004; Chief Compliance Officer of all of the registered
Age: 53                                         investment companies in the Gabelli Funds complex;
                                                Vice President of Goldman Sachs Asset Management
                                                from 2000-2004

------------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

 For the fiscal year ended September 30, 2006, the Fund paid to Class AAA, Class A, Class B, and Class C shareholders, on December 20, 2005 an ordinary income dividend (comprised of short-term capital gains) totaling $0.0265 per share and long-term capital gains totaling $2.0300 per share. For the fiscal year ended September 30, 2006, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income. An estimate of qualified dividend income of $7,899,770 was received by the Fund through September 30, 2006 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                             Robert J. Morrissey
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                 MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.


                                    OFFICERS
Bruce N. Alpert                                   James E. McKee
PRESIDENT                                         SECRETARY

Agnes Mullady                                     Peter D. Goldstein
TREASURER                                         CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q306SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                                        THE
                                                        GABELLI
                                                        SMALL CAP
                                                        GROWTH
                                                        FUND


                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2006

                         THE GABELLI EQUITY INCOME FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2006





TO OUR SHAREHOLDERS,

      Investors continued their appreciation for dividend paying stocks that outperformed broad stock market indices in the third quarter of 2006. The Gabelli Equity Income Fund (the "Fund") gained 4.16% during the quarter. Calendar year to date through September 30th, the Fund gained 11.42% while the Standard & Poor's ("S&P") 500 Index rose 8.52% over the same period.

      Enclosed are the investment portfolio and financial statements as of September 30, 2006.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2006 (A)(B)
                                                                                                               Since
                                                         Year to                                             Inception
                                              Quarter     Date     1 Year      3 Year    5 Year     10 Year  (1/2/92)
                                              -------    -------   -------     ------    ------     -------  --------
  GABELLI EQUITY INCOME FUND CLASS AAA ......  4.16%     11.42%     11.25%     14.80%    10.76%     11.51%    12.19%
  S&P 500 Index .............................  5.66       8.52      10.78      12.29      6.97       8.59     10.35
  Nasdaq Composite Index ....................  3.97       2.41       4.96       8.12      8.55       6.29      9.58
  Lipper Equity Income Fund Average .........  5.05      10.51      11.74      14.18      8.30       8.89     10.49
  Class A ...................................  4.17      11.39      11.29      14.75     10.73      11.50     12.18
                                              (1.82)(c)   4.99(c)    4.89(c)   12.51(c)   9.41(c)   10.84(c)  11.72(c)
  Class B ...................................  4.03      10.86      10.46      14.01     10.30      11.28     12.03
                                              (0.97)(d)   5.86(d)    5.46(d)   13.23(d)  10.03(d)   11.28(d)  12.03(d)
  Class C ...................................  3.98      10.81      10.46      14.04     10.32      11.29     12.04
                                               2.98(e)    9.81(e)    9.46(e)   14.04(e)  10.32(e)   11.29(e)  12.04(e)

(a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
(b) RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE  RESULTS.
    TOTAL RETURNS AND AVERAGE ANNUAL RETURNS  REFLECT CHANGES IN SHARE PRICE AND
    REINVESTMENT OF DISTRIBUTIONS  AND ARE NET OF EXPENSES.  INVESTMENT  RETURNS
    AND THE PRINCIPAL  VALUE OF AN INVESTMENT  WILL  FLUCTUATE.  WHEN SHARES ARE
    REDEEMED,  THEY  MAY BE  WORTH  MORE  OR  LESS  THAN  THEIR  ORIGINAL  COST.
    PERFORMANCE  RETURNS  FOR  PERIODS  LESS  THAN ONE YEAR ARE NOT  ANNUALIZED.
    CURRENT  PERFORMANCE  MAY BE  LOWER OR  HIGHER  THAN  THE  PERFORMANCE  DATA
    PRESENTED.  VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST
    RECENT  MONTH  END.  INVESTORS  SHOULD  CAREFULLY  CONSIDER  THE  INVESTMENT
    OBJECTIVES,  RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.  THE
    PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD
    BE READ CAREFULLY BEFORE  INVESTING.  THE CLASS AAA SHARES' NET ASSET VALUES
    ARE USED TO CALCULATE  PERFORMANCE  FOR THE PERIODS PRIOR TO THE ISSUANCE OF
    CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE
    ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN
    LOWER DUE TO THE  ADDITIONAL  EXPENSES  ASSOCIATED  WITH  THESE  CLASSES  OF
    SHARES.  THE S&P 500 INDEX OF THE  LARGEST  U.S.  COMPANIES  AND THE  NASDAQ
    COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL  COMMON TYPE
    STOCKS UNDER AN UNMANAGED MARKET  CAPITALIZATION  WEIGHTED  METHODOLOGY) ARE
    UNMANAGED  INDICATORS OF STOCK MARKET PERFORMANCE,  WHILE THE LIPPER AVERAGE
    REFLECTS  THE  AVERAGE  PERFORMANCE  OF  MUTUAL  FUNDS  CLASSIFIED  IN  THIS
    PARTICULAR  CATEGORY.  DIVIDENDS ARE CONSIDERED  REINVESTED  (EXCEPT FOR THE
    NASDAQ COMPOSITE INDEX).
(c) INCLUDES THE EFFECT OF THE MAXIMUM  5.75% SALES  CHARGE AT THE  BEGINNING OF
    THE PERIOD.
(d) PERFORMANCE  RESULTS  INCLUDE  THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
    SHARES UPON  REDEMPTION AT THE END OF THE ONE YEAR, FIVE YEAR, TEN YEAR, AND
    SINCE INCEPTION PERIODS OF 5%, 2%, 0%, AND 0%,  RESPECTIVELY,  OF THE FUND'S
    NAV AT THE TIME OF PURCHASE OR SALE,  WHICHEVER IS LOWER. CLASS B SHARES ARE
    NOT AVAILABLE FOR NEW PURCHASES.
(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES
    UPON REDEMPTION AT THE END OF THE ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT
    THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      For the fiscal year ended September 30, 2006, The Gabelli Equity Income Fund rose 11.25% versus an increase of 10.78% in the S&P 500 Index. For the fiscal year ended September 30, 2006 the Fund's turnover rate was 14%.

      Financial Services was one of the top performing sectors in the past twelve months. JPMorgan Chase (+43.3%), Morgan Stanley (+37.7%), Merrill Lynch (+29.2%), and Mellon Financial (+25.3%) were among the companies in that group that boosted the Fund's returns. Three of our Natural Gas holdings were takeover targets (KeySpan Corp., Kinder Morgan, and Western Gas Resources) and saw their share prices increase. Other energy related companies that outperformed included most of our Utility holdings due to improving valuations in the group following the repeal of the Public Utility Holding Company Act and investors' expectations of consolidation and deal activity in this sub-sector.

      The Health Care sector, performed well overall, but had representatives at both ends of the performance spectrum, with Merck (+61.0%), Becton Dickinson (+36.7%), and Baxter International (+15.7%) towards the top, and Tenet Healthcare (-27.5%) and Hospira (-6.6%) towards the bottom.

      There were difficulties in some important sectors. Automotive: Parts & Accessories companies had difficult times over the past twelve months, stemming primarily from cost cutting initiatives and woes at Detroit's Big Three auto manufacturers, with portfolio holdings Dana (-88.9%), Modine Manufacturing (-31.9%), and Genuine Parts (-3.7%) underperforming. Publishing was another sector that struggled in the past twelve months, as companies adjust to an advertising dollar market share that is shifting rapidly from print to the Internet. And as the housing sector slowed, Manufactured Housing holdings were impacted.

      We still believe, however, that the Federal Reserve can navigate a soft landing for the economy. Although the Fed made some hawkish comments on inflation in its September 29 Federal Open Market Committee meeting, it is continuing its wait and see approach to interest rates. The pause in rate increases in part sparked the stock market rally in August and September.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    THE GABELLI EQUITY INCOME FUND CLASS AAA,
          THE LIPPER EQUITY INCOME FUND AVERAGE, AND THE S&P 500 INDEX

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

              The Gabelli Equity
              Income Fund         Lipper Equity Income
              (Class AAA)         Fund Average            S&P 500 Index
1/2/92        $10,000             $10,000                 $10,000
9/30/92        10,582              10,601                  10,242
9/30/93        12,752              12,554                  11,570
9/30/94        13,173              12,748                  11,996
9/30/95        15,708              15,429                  15,560
9/30/96        18,323              17,974                  18,722
9/30/97        24,549              23,632                  26,291
9/30/98        25,281              24,459                  28,679
9/30/99        30,291              27,673                  36,648
9/30/00        32,839              30,539                  41,512
9/30/01        32,694              28,228                  30,465
9/30/02        28,908              23,570                  24,229
9/30/03        36,017              28,352                  30,134
9/30/04        42,187              33,079                  34,310
9/30/05        48,975              37,607                  38,513
9/30/06        54,484              42,022                  42,665


--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                   1 Year           5 Year          10 Year      Life of Fund
--------------------------------------------------------------------------------
Class AAA          11.25%           10.76%          11.51%           12.19%
--------------------------------------------------------------------------------

*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2006 through September 30, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2006.

                             Beginning        Ending     Annualized    Expenses
                           Account Value  Account Value   Expense    Paid During
                             04/01/06        09/30/06      Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI EQUITY INCOME FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA                    $1,000.00      $1,055.60       1.49%       $ 7.68
Class A                      $1,000.00      $1,055.80       1.48%       $ 7.63
Class B                      $1,000.00      $1,052.30       2.22%       $11.42
Class C                      $1,000.00      $1,051.80       2.23%       $11.47

HYPOTHETICAL 5% RETURN
Class AAA                    $1,000.00      $1,017.60       1.49%       $ 7.54
Class A                      $1,000.00      $1,017.65       1.48%       $ 7.49
Class B                      $1,000.00      $1,013.94       2.22%       $11.21
Class C                      $1,000.00      $1,013.89       2.23%       $11.26

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of September 30, 2006:

THE GABELLI EQUITY INCOME FUND

Financial Services ................................  11.6%
Health Care .......................................  10.7%
Food and Beverage .................................   9.4%
Energy and Utilities: Oil .........................   8.7%
Consumer Products .................................   7.4%
Energy and Utilities: Integrated ..................   6.5%
Energy and Utilities: Natural Gas .................   4.3%
Telecommunications ................................   3.9%
Diversified Industrial ............................   3.8%
Communications Equipment ..........................   2.7%
Retail ............................................   2.6%
Publishing ........................................   2.4%
Automotive: Parts and Accessories .................   2.2%
Electronics .......................................   2.2%
Metals and Mining .................................   2.1%
Specialty Chemicals ...............................   2.1%
Energy and Utilities: Electric ....................   2.0%
Computer Hardware .................................   2.0%
Aerospace .........................................   1.8%
U.S. Government Obligations .......................   1.8%
Entertainment .....................................   1.7%
Equipment and Supplies ............................   1.5%
Broadcasting ......................................   1.0%
Energy and Utilities: Services ....................   1.0%
Hotels and Gaming .................................   1.0%
Aviation: Parts and Services ......................   1.0%
Cable and Satellite ...............................   0.8%
Automotive ........................................   0.7%
Environmental Services ............................   0.7%
Computer Software and Services ....................   0.6%
Business Services .................................   0.4%
Machinery .........................................   0.4%
Transportation ....................................   0.2%
Agriculture .......................................   0.2%
Consumer Services .................................   0.1%
Manufactured Housing ..............................   0.1%
Energy and Utilities: Water .......................   0.1%
Real Estate .......................................   0.0%
Closed-End Funds ..................................   0.0%
Other Assets and Liabilities (Net) ................  (1.7)%
                                                    -------
                                                    100.0%
                                                    =======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE
COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              COMMON STOCKS -- 96.5%
              AEROSPACE -- 1.8%
      32,000  Boeing Co. ...................$  1,082,148       $  2,523,200
       2,000  Lockheed Martin Corp. ........      47,350            172,120
       4,000  Northrop Grumman Corp. .......     139,100            272,280
      10,000  Raytheon Co. .................     279,250            480,100
       2,000  Rockwell Automation Inc. .....      25,686            116,200
       2,000  Rockwell Collins Inc. ........      15,843            109,680
   1,260,000  Rolls-Royce Group plc+ .......   8,984,010         10,686,965
                                            ------------       ------------
                                              10,573,387         14,360,545
                                            ------------       ------------
              AGRICULTURE -- 0.2%
      20,000  Delta & Pine Land Co. ........     807,375            810,000
      50,000  The Mosaic Co.+ ..............     739,297            845,000
                                            ------------       ------------
                                               1,546,672          1,655,000
                                            ------------       ------------
              AUTOMOTIVE -- 0.7%
     180,000  General Motors Corp. .........   5,245,878          5,986,800
                                            ------------       ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
       1,000  ArvinMeritor Inc. ............      10,487             14,240
     180,000  Dana Corp. ...................     719,392            187,200
     250,000  Genuine Parts Co. ............   8,986,399         10,782,500
       2,000  Johnson Controls Inc. ........      50,425            143,480
      45,000  Modine Manufacturing Co. .....     693,569          1,094,850
      80,000  Pep Boys - Manny, Moe & Jack .   1,075,840          1,028,000
      14,140  Proliance International Inc.+       47,310             64,620
                                            ------------       ------------
                                              11,583,422         13,314,890
                                            ------------       ------------
              AVIATION: PARTS AND SERVICES -- 0.8%
       6,000  Barnes Group Inc. ............      57,237            105,360
      46,192  Curtiss-Wright Corp. .........     349,652          1,401,927
      35,000  GenCorp Inc.+ ................     299,658            449,400
      35,614  Sequa Corp., Cl. A+ ..........   2,341,976          3,342,730
      16,000  United Technologies Corp. ....     281,946          1,013,600
                                            ------------       ------------
                                               3,330,469          6,313,017
                                            ------------       ------------
              BROADCASTING -- 0.6%
     151,000  CBS Corp., Cl. A .............   3,876,844          4,261,220
      25,000  CBS Corp., Cl. B .............     651,930            704,250
      26,000  Granite Broadcasting Corp.+ ..      10,805              3,380
                                            ------------       ------------
                                               4,539,579          4,968,850
                                            ------------       ------------
              BUSINESS SERVICES -- 0.1%
       4,000  Automatic Data Processing Inc.     126,808            189,360
         500  Imation Corp. ................       7,150             20,075
       4,000  Landauer Inc. ................     134,546            203,000
       7,500  MasterCard Inc., Cl. A .......     292,500            527,625
       3,000  R. H. Donnelley Corp. ........      33,450            158,700
                                            ------------       ------------
                                                 594,454          1,098,760
                                            ------------       ------------
              CABLE AND SATELLITE -- 0.8%
     140,000  Cablevision Systems Corp.,
               Cl. A+ ......................   1,769,455          3,179,400

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
      70,000  EchoStar Communications Corp.,
               Cl. A+ ......................$  2,105,798       $  2,291,800
      36,000  The DIRECTV Group Inc.+ ......     429,789            708,480
                                            ------------       ------------
                                               4,305,042          6,179,680
                                            ------------       ------------
      UNITS
      -----
              CLOSED-END FUNDS -- 0.0%
       4,495  Bell Aliant Regional
               Communications Income Fund ..     117,429            140,550
                                            ------------       ------------
     SHARES
      -----
              COMMUNICATIONS EQUIPMENT -- 1.3%
     175,000  Corning Inc.+ ................   2,000,662          4,271,750
     100,000  Motorola Inc. ................     830,109          2,500,000
      70,000  Thomas & Betts Corp.+ ........   1,533,023          3,339,700
                                            ------------       ------------
                                               4,363,794         10,111,450
                                            ------------       ------------
              COMPUTER HARDWARE -- 2.0%
     167,000  International Business
               Machines Corp. ..............  13,346,420         13,683,980
     145,000  Xerox Corp.+ .................   2,023,022          2,256,200
                                            ------------       ------------
                                              15,369,442         15,940,180
                                            ------------       ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.6%
       2,000  EMC Corp.+ ...................      19,360             23,960
      20,000  Microsoft Corp. ..............     537,915            546,600
         154  Telecom Italia Media SpA .....         205                 71
      20,700  The Reynolds & Reynolds
               Co., Cl. A ..................     802,908            817,857
     127,000  Yahoo! Inc.+ .................   4,220,658          3,210,560
                                            ------------       ------------
                                               5,581,046          4,599,048
                                            ------------       ------------
              CONSUMER PRODUCTS -- 7.4%
      35,000  Altria Group Inc. ............   1,127,729          2,679,250
     255,000  Avon Products Inc. ...........   8,175,554          7,818,300
      15,000  Clorox Co. ...................     823,581            945,000
      40,000  Colgate-Palmolive Co. ........   2,281,604          2,484,000
      50,000  Eastman Kodak Co. ............   1,175,567          1,120,000
      55,000  Energizer Holdings Inc.+ .....   1,956,959          3,959,450
      50,000  Fortune Brands Inc. ..........   3,703,261          3,755,500
      94,700  Gallaher Group plc, ADR ......   2,711,252          6,190,539
       5,000  Hanesbrands Inc.+ ............     108,950            112,550
      15,000  National Presto Industries Inc.    441,072            829,050
      10,000  Pactiv Corp.+ ................     161,895            284,200
     120,000  Procter & Gamble Co. .........   6,003,412          7,437,600
     100,000  Reckitt Benckiser plc ........   3,154,703          4,145,370
      26,000  Rothmans Inc. ................     237,941            475,222
     940,500  Swedish Match AB .............   9,972,140         15,304,630
      78,000  Unilever NV, ADR .............   1,542,066          1,914,120
      10,000  UST Inc. .....................     364,903            548,300
                                            ------------       ------------
                                              43,942,589         60,003,081
                                            ------------       ------------
              CONSUMER SERVICES -- 0.1%
       6,000  IAC/InterActiveCorp+ .........     169,220            172,560
      45,000  Rollins Inc. .................     386,886            949,950
                                            ------------       ------------
                                                 556,106          1,122,510
                                            ------------       ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED INDUSTRIAL -- 3.8%
       5,000  3M Co. .......................$    213,645       $    372,100
      17,000  Acuity Brands Inc. ...........     256,122            771,800
      55,000  Cooper Industries Ltd.,
               Cl. A .......................   3,148,666          4,687,100
     295,000  General Electric Co. .........   9,150,982         10,413,500
       5,000  Harbor Global Co. Ltd.+ ......      24,173             55,125
     176,000  Honeywell International Inc. .   5,190,664          7,198,400
      25,100  ITT Corp. ....................   1,246,573          1,286,877
       6,000  Trinity Industries Inc. ......      82,100            193,020
     200,000  Tyco International Ltd. ......   5,378,797          5,598,000
       4,000  Walter Industries Inc. .......     198,021            170,720
      50,000  WHX Corp.+ ...................     642,115            450,000
                                            ------------       ------------
                                              25,531,858         31,196,642
                                            ------------       ------------
              ELECTRONICS -- 2.2%
      10,000  Freescale Semiconductor Inc.,
               Cl. B+ ......................      81,750            380,100
     300,000  Intel Corp. ..................   5,959,881          6,171,000
     300,000  Symbol Technologies Inc. .....   4,442,690          4,458,000
     180,000  Texas Instruments Inc. .......   3,980,219          5,985,000
      15,000  Thermo Electron Corp.+ .......     325,333            589,950
                                            ------------       ------------
                                              14,789,873         17,584,050
                                            ------------       ------------
              ENERGY AND UTILITIES: ELECTRIC -- 2.0%
      30,000  American Electric
               Power Co. Inc. ..............     932,060          1,091,100
      16,000  DTE Energy Co. ...............     695,800            664,160
      85,000  El Paso Electric Co.+ ........     670,852          1,898,900
      80,000  FPL Group Inc. ...............   2,803,387          3,600,000
      45,000  Great Plains Energy Inc. .....   1,055,160          1,395,900
      60,000  Korea Electric
               Power Corp., ADR ............     977,409          1,173,000
      54,824  Mirant Corp.+ ................     886,914          1,497,243
     120,000  Northeast Utilities ..........   2,261,119          2,792,400
      80,000  The AES Corp.+ ...............     268,400          1,631,200
      13,333  UIL Holdings Corp. ...........     293,785            499,988
                                            ------------       ------------
                                              10,844,886         16,243,891
                                            ------------       ------------
              ENERGY AND UTILITIES: INTEGRATED -- 6.4%
      42,000  Allegheny Energy Inc.+ .......     404,378          1,687,140
     250,000  Aquila Inc.+ .................     731,171          1,082,500
      44,000  BP plc, ADR ..................   1,030,211          2,885,520
      44,000  CH Energy Group Inc. .........   1,809,289          2,264,680
      55,000  Constellation Energy Group ...   1,783,439          3,256,000
       1,000  Dominion Resources Inc. ......      48,852             76,490
     120,000  DPL Inc. .....................   3,161,330          3,254,400
     250,000  Duke Energy Corp. ............   5,242,612          7,550,000
     180,000  Duquesne Light
               Holdings Inc. ...............   2,827,314          3,538,800
     220,000  El Paso Corp. ................   2,242,718          3,000,800
      40,000  Endesa SA ....................   1,050,637          1,701,728
     150,000  Energy East Corp. ............   3,071,332          3,558,000
      29,000  Eni SpA ......................     304,221            859,398

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
      80,000  NSTAR ........................$  1,282,183       $  2,668,800
      75,000  OGE Energy Corp. .............   2,043,450          2,708,250
      80,000  Progress Energy Inc. .........   3,424,284          3,630,400
      15,000  Progress Energy Inc., CVO+ ...       7,800              4,950
       6,000  Public Service
               Enterprise Group Inc. .......     235,600            367,140
       9,523  Scottish Power plc,
               ADR .........................     314,346            462,437
      20,000  Suncor Energy Inc. ...........   1,043,936          1,441,000
      55,000  TECO Energy Inc. .............     740,886            860,750
      28,500  TXU Corp. ....................     313,264          1,781,820
     140,000  Westar Energy Inc. ...........   2,374,664          3,291,400
                                            ------------       ------------
                                              35,487,917         51,932,403
                                            ------------       ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 4.3%
      20,000  AGL Resources Inc. ...........     388,379            730,000
      50,000  Atmos Energy Corp. ...........   1,233,167          1,427,500
     140,000  KeySpan Corp. ................   5,668,930          5,759,600
     141,100  Kinder Morgan Inc. ...........  14,544,085         14,794,335
      25,000  National Fuel Gas Co. ........     519,678            908,750
      70,000  ONEOK Inc. ...................   1,559,551          2,645,300
      39,200  Peoples Energy Corp. .........   1,530,679          1,593,480
      24,000  Piedmont Natural
               Gas Co. Inc. ................     394,017            607,440
      40,000  SEMCO Energy Inc.+ ...........     282,604            225,600
     120,000  Southern Union Co. ...........   2,177,448          3,169,200
     100,000  Southwest Gas Corp. ..........   1,777,547          3,332,000
                                            ------------       ------------
                                              30,076,085         35,193,205
                                            ------------       ------------
              ENERGY AND UTILITIES: OIL -- 8.7%
      46,000  Anadarko Petroleum Corp. .....   2,010,549          2,016,180
      28,000  Cameron International
               Corp.+ ......................     804,246          1,352,680
     192,000  Chevron Corp. ................   8,828,069         12,453,120
     187,000  ConocoPhillips ...............   5,471,173         11,132,110
      49,000  Devon Energy Corp. ...........   2,021,181          3,094,350
     150,000  Exxon Mobil Corp. ............   4,749,795         10,065,000
      50,000  Giant Industries Inc.+ .......   4,099,555          4,060,000
      20,000  Helix Energy Solutions
               Group Inc.+ .................     799,699            668,000
       2,000  Niko Resources Ltd. ..........     114,911            118,989
      98,000  Occidental Petroleum Corp. ...   3,802,361          4,714,780
      22,000  Oceaneering
               International Inc.+ .........     592,204            677,600
      11,000  PetroChina Co. Ltd., ADR .....     747,751          1,184,150
      30,000  Repsol YPF SA, ADR ...........     631,290            894,900
     120,000  Royal Dutch Shell plc,
               Cl. A, ADR ..................   5,536,434          7,932,000
      25,000  Statoil ASA, ADR .............     327,939            595,500
      17,518  Total SA, ADR ................     290,564          1,155,137
      77,000  Transocean Inc.+ .............   4,585,201          5,638,710
      60,000  Weatherford
               International Ltd.+ .........   2,634,929          2,503,200
                                            ------------       ------------
                                              48,047,851         70,256,406
                                            ------------       ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: SERVICES -- 1.0%
      30,000  ABB Ltd., ADR ................$    351,824       $    395,400
     190,000  Halliburton Co. ..............   5,386,474          5,405,500
      40,000  Schlumberger Ltd. ............   1,275,020          2,481,200
                                            ------------       ------------
                                               7,013,318          8,282,100
                                            ------------       ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      24,000  Aqua America Inc. ............     221,672            526,560
      40,000  Suez SA, Strips+ .............           0                507
                                            ------------       ------------
                                                 221,672            527,067
                                            ------------       ------------
              ENTERTAINMENT -- 1.7%
     500,000  Rank Group plc ...............   2,545,364          2,197,664
     110,000  The Walt Disney Co. ..........   1,967,096          3,400,100
     190,000  Time Warner Inc. .............   3,093,052          3,463,700
      40,000  Viacom Inc., Cl. A+ ..........   1,559,883          1,492,000
      95,000  Vivendi ......................   2,941,676          3,424,823
                                            ------------       ------------
                                              12,107,071         13,978,287
                                            ------------       ------------
              ENVIRONMENTAL SERVICES -- 0.7%
     150,000  Waste Management Inc. ........   4,274,178          5,502,000
                                            ------------       ------------
              EQUIPMENT AND SUPPLIES -- 1.5%
      12,000  A.O. Smith Corp. .............     253,183            473,160
      85,000  Flowserve Corp.+ .............   2,437,365          4,300,150
       6,000  Ingersoll-Rand Co. Ltd.,
               Cl. A .......................     125,173            227,880
       1,500  Minerals Technologies Inc. ...      37,938             80,100
      40,000  Mueller Industries Inc. ......   1,650,585          1,406,800
       8,000  Parker Hannifin Corp. ........     459,607            621,840
   1,052,000  Tomkins plc ..................   5,109,041          4,663,279
                                            ------------       ------------
                                              10,072,892         11,773,209
                                            ------------       ------------
              FINANCIAL SERVICES -- 11.6%
       6,528  Alleghany Corp.+ .............   1,116,610          1,886,657
     190,000  American Express Co. .........   7,903,314         10,655,200
     100,000  American International
               Group Inc. ..................   6,490,664          6,626,000
      70,000  Ameriprise
               Financial Inc. ..............   2,369,773          3,283,000
      37,000  Argonaut Group Inc.+ .........     741,824          1,148,110
      25,000  Banco Popular Espanol SA .....     185,939            409,899
      18,000  Banco Santander Central
               Hispano SA, ADR .............      64,963            284,220
       2,000  Banco Santander
               Chile SA, ADR ...............      29,250             90,500
     130,000  Bank of America Corp. ........   3,918,781          6,964,100
       8,825  Banque Nationale de
               Paris SA ....................     362,345            949,520
     375,000  Citigroup Inc. ...............  17,721,942         18,626,250
      40,000  Commerzbank AG, ADR ..........     855,073          1,353,904
      35,000  Deutsche Bank AG .............   1,966,016          4,224,500
       3,000  Fannie Mae ...................     153,815            167,730
      16,000  Fidelity Southern Corp. ......     153,870            292,240
     145,000  H&R Block Inc. ...............   3,433,874          3,152,300
      25,000  Huntington Bancshares Inc. ...     407,250            598,250
      82,080  JPMorgan Chase & Co. .........   2,489,151          3,854,477

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
       1,000  KeyCorp ......................$     30,270       $     37,440
      30,000  Landesbank Berlin Holding AG+      201,349            226,348
      30,000  Leucadia National Corp. ......     329,356            785,100
       2,000  Manulife Financial Corp. .....      24,694             64,520
      55,000  Mellon Financial Corp. .......   1,528,208          2,150,500
      13,000  Merrill Lynch & Co. Inc. .....     525,900          1,016,860
       8,000  Moody's Corp. ................      64,841            523,040
      42,000  Morgan Stanley ...............   2,695,723          3,062,220
       3,000  Municipal Mortgage &
               Equity, LLC .................      60,488             85,230
       6,000  Northern Trust Corp. .........      60,300            350,580
      45,000  PNC Financial Services
               Group Inc. ..................   1,905,739          3,259,800
      60,000  Popular Inc. .................   1,410,834          1,166,400
         500  Raiffeisen International
               Bank Holding AG .............      28,874             53,258
     113,400  Sterling Bancorp .............   1,456,020          2,229,444
      12,000  SunTrust Banks Inc. ..........     251,737            927,360
      40,000  T. Rowe Price Group Inc. .....     896,910          1,914,000
       1,000  The Allstate Corp. ...........      33,300             62,730
      44,000  The Bank of New York
               Co. Inc. ....................   1,423,658          1,551,440
       5,000  The Bear Stearns
               Companies Inc. ..............     507,485            700,500
       5,000  The Charles Schwab Corp. .....      77,500             89,500
       2,000  The Dun & Bradstreet Corp.+ ..      20,476            149,980
      50,000  The Phoenix Companies Inc. ...     650,511            700,000
      36,000  The St. Paul Travelers
               Companies Inc. ..............   1,428,424          1,688,040
      40,000  Unitrin Inc. .................   1,156,156          1,766,800
      12,000  Wachovia Corp. ...............     407,292            669,600
      80,000  Waddell & Reed Financial Inc.,
               Cl. A .......................   1,602,334          1,980,000
      55,000  Wilmington Trust Corp. .......   1,712,407          2,450,250
                                            ------------       ------------
                                              70,855,240         94,227,797
                                            ------------       ------------
              FOOD AND BEVERAGE -- 9.4%
     125,000  Anheuser-Busch
               Companies Inc. ..............   5,661,848          5,938,750
      25,500  Brown-Forman Corp.,
               Cl. A .......................   1,483,296          1,972,935
     125,000  Cadbury Schweppes
               plc, ADR ....................   4,392,106          5,346,250
      60,000  Campbell Soup Co. ............   1,626,168          2,190,000
      40,000  Coca-Cola Amatil
               Ltd., ADR ...................     246,845            399,396
      15,000  Coca-Cola Femsa SA
               de CV, ADR ..................     388,903            469,050
      16,000  Corn Products
               International Inc. ..........     197,588            520,640
      40,000  Del Monte Foods Co. ..........     393,820            418,000
      56,000  Diageo plc, ADR ..............   2,330,906          3,978,240
      39,900  Fomento Economico Mexicano
               SA de CV, ADR ...............   2,070,553          3,867,906
     195,000  General Mills Inc. ...........   9,648,350         11,037,000

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
      70,000  Groupe Danone ................$  7,584,576       $  9,826,150
   1,000,000  Grupo Bimbo SA de CV,
               Cl. A .......................   3,093,579          3,511,006
     110,000  H.J. Heinz Co. ...............   3,889,273          4,612,300
      50,000  Heineken NV ..................   1,884,243          2,286,935
       5,000  Kellogg Co. ..................     149,740            247,600
      10,000  Nestle SA ....................   2,083,075          3,486,745
      20,000  PepsiCo Inc. .................   1,241,224          1,305,200
       6,004  Pernod-Ricard SA .............   1,018,278          1,249,358
     250,000  The Coca-Cola Co. ............  10,901,531         11,170,000
      20,000  The Hershey Co. ..............     967,855          1,069,000
      32,100  Tootsie Roll
               Industries Inc. .............     867,958            940,851
      10,000  Wm. Wrigley Jr. Co. ..........     475,992            460,600
         750  Wm. Wrigley Jr. Co.,
               Cl. B .......................      41,831             34,500
                                            ------------       ------------
                                              62,639,538         76,338,412
                                            ------------       ------------
              HEALTH CARE -- 10.7%
      16,000  Abbott Laboratories ..........     618,814            776,960
      26,000  Aetna Inc. ...................     926,540          1,028,300
     100,000  Baxter
               International Inc. ..........   3,409,762          4,546,000
      90,000  Becton, Dickinson & Co. ......   5,189,491          6,360,300
         500  Bio-Rad Laboratories Inc.,
               Cl. B+ ......................      20,960             35,745
      25,100  Biosite Inc.+ ................   1,191,265          1,160,373
      75,000  Bristol-Myers Squibb Co. .....   1,844,954          1,869,000
     145,000  Eli Lilly & Co. ..............   8,186,675          8,265,000
      11,276  GlaxoSmithKline plc, ADR .....     515,984            600,222
      24,000  Henry Schein Inc.+ ...........     609,295          1,203,360
     121,800  Hospira Inc.+ ................   4,356,101          4,661,286
     130,000  Johnson & Johnson ............   7,578,731          8,442,200
      70,000  Medco Health
               Solutions Inc.+ .............   3,383,591          4,207,700
     105,000  Merck & Co. Inc. .............   3,358,120          4,399,500
       1,000  Nobel Biocare
               Holding AG ..................     139,480            246,111
     120,000  Novartis AG, ADR .............   6,613,009          7,012,800
       7,000  Orthofix
               International NV+ ...........     247,804            318,290
     575,000  Pfizer Inc. ..................  16,144,699         16,307,000
     150,000  Schering-Plough Corp. ........   2,779,186          3,313,500
     300,000  Tenet Healthcare Corp.+ ......   2,634,820          2,442,000
     100,000  UnitedHealth Group Inc. ......   4,879,322          4,920,000
      20,000  William Demant Holding A/S+ ..     983,839          1,535,753
      44,000  Zimmer Holdings Inc.+ ........   2,802,455          2,970,000
                                            ------------       ------------
                                              78,414,897         86,621,400
                                            ------------       ------------
              HOTELS AND GAMING -- 1.0%
      60,000  Hilton Hotels Corp. ..........   1,387,308          1,671,000
      20,000  International Game
               Technology ..................     608,024            830,000
     529,411  Ladbrokes plc ................   7,677,932          3,855,922
      25,000  Starwood Hotels &
               Resorts Worldwide Inc. ......     447,533          1,429,750
                                            ------------       ------------
                                              10,120,797          7,786,672
                                            ------------       ------------

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              MACHINERY -- 0.4%
       6,000  Caterpillar Inc. .............$     35,181       $    394,800
      31,000  Deere & Co. ..................     752,487          2,601,210
                                            ------------       ------------
                                                 787,668          2,996,010
                                            ------------       ------------
              MANUFACTURED HOUSING -- 0.1%
     140,000  Champion Enterprises Inc.+ ...   1,407,727            966,000
                                            ------------       ------------
              METALS AND MINING -- 1.9%
      78,000  Alcoa Inc. ...................   2,539,602          2,187,120
       6,000  Carpenter Technology Corp. ...     531,700            645,060
      27,000  Fording Canadian
               Coal Trust (Toronto) ........     179,580            714,042
      55,875  Freeport-McMoRan Copper &
               Gold Inc., Cl. B ............   1,202,109          2,975,902
      40,000  Inco Ltd. ....................   3,073,815          3,050,800
     110,000  Newmont Mining Corp. .........   4,485,635          4,702,500
      35,000  Peabody Energy Corp. .........   1,409,961          1,287,300
                                            ------------       ------------
                                              13,422,402         15,562,724
                                            ------------       ------------
              PUBLISHING -- 2.4%
     100,000  Dow Jones & Co. Inc. .........   3,815,049          3,354,000
       5,118  McClatchy Co., Cl. A .........     249,095            215,929
      17,000  New York Times Co., Cl. A ....     502,366            390,660
      40,000  News Corp., Cl. A ............     478,943            786,000
       6,016  News Corp., Cl. B ............      70,881            124,170
     100,000  PagesJaunes Groupe SA ........   2,774,394          2,840,441
         406  Seat Pagine Gialle SpA .......       1,350                203
      40,000  The E.W. Scripps Co.,
               Cl. A .......................   1,856,822          1,917,200
      25,000  The McGraw-Hill
               Companies Inc. ..............     755,341          1,450,750
     125,000  The Reader's Digest
               Association Inc. ............   1,708,821          1,620,000
       1,200  The Washington Post Co.,
               Cl. B .......................     700,030            884,400
     175,000  Tribune Co. ..................   5,548,296          5,726,000
       1,300  Value Line Inc. ..............      56,478             60,593
                                            ------------       ------------
                                              18,517,866         19,370,346
                                            ------------       ------------
              REAL ESTATE -- 0.0%
       5,000  Griffin Land &
               Nurseries Inc.+ .............      71,716            151,350
                                            ------------       ------------
              RETAIL -- 2.6%
      85,000  Costco Wholesale Corp. .......   4,037,934          4,222,800
       5,000  Ingles Markets Inc.,
               Cl. A .......................      64,548            131,900
     150,000  Safeway Inc. .................   3,114,997          4,552,500
         500  Sears Holdings Corp.+ ........      40,733             79,045
     100,000  SUPERVALU Inc. ...............   2,935,535          2,965,000
     100,000  The Home Depot Inc. ..........   3,488,117          3,627,000
     100,000  Wal-Mart Stores Inc. .........   4,809,433          4,932,000
      10,000  Weis Markets Inc. ............     300,480            398,000
                                            ------------       ------------
                                              18,791,777         20,908,245
                                            ------------       ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 2.1%
      24,000  Albemarle Corp. ..............$    622,324       $  1,303,920
         437  Arkema, ADR+ .................       8,969             20,599
      36,500  Ashland Inc. .................   2,294,915          2,327,970
      55,000  Chemtura Corp. ...............     511,787            476,850
      22,000  E.I. du Pont de
               Nemours & Co. ...............   1,008,543            942,480
     102,700  Ferro Corp. ..................   2,020,677          1,826,006
       1,000  FMC Corp. ....................      64,790             64,070
     100,000  Hercules Inc.+ ...............   1,164,286          1,577,000
     133,000  Monsanto Co. .................   1,227,948          6,252,330
       3,500  NewMarket Corp. ..............      13,508            203,560
      50,000  Omnova Solutions Inc.+ .......     339,908            209,000
       4,000  Quaker Chemical Corp. ........      79,615             77,800
      65,000  Sensient Technologies
               Corp. .......................   1,345,215          1,272,050
      20,000  The Dow Chemical Co. .........     755,496            779,600
       2,542  Tronox Inc., Cl. B ...........      22,513             32,461
                                            ------------       ------------
                                              11,480,494         17,365,696
                                            ------------       ------------
              TELECOMMUNICATIONS -- 3.7%
       6,000  ALLTEL Corp. .................     251,925            333,000
     280,000  AT&T Inc. ....................   7,077,184          9,116,800
      50,000  BCE Inc. .....................   1,025,210          1,354,500
      45,000  BellSouth Corp. ..............   1,177,655          1,923,750
     200,000  BT Group plc .................     825,179          1,003,576
      30,000  BT Group plc, ADR ............   1,006,938          1,517,100
     140,000  Cable & Wireless plc .........     273,765            363,048
      12,000  CenturyTel Inc. ..............     431,455            476,040
     245,000  Cincinnati Bell Inc.+ ........   1,412,944          1,180,900
      15,000  Citizens Communications Co. ..     202,050            210,600
      60,000  Deutsche Telekom AG, ADR .....   1,075,041            952,200
      17,500  Embarq Corp. .................     733,523            846,475
      15,000  France Telecom SA, ADR .......     436,434            349,650
     190,000  Qwest Communications
               International Inc.+ .........     738,535          1,656,800
     175,000  Sprint Nextel Corp. ..........   3,218,021          3,001,250
       3,300  Telecom Italia SpA, ADR ......      31,072             93,489
       8,195  Telefonica SA, ADR ...........      80,699            424,583
      12,000  TELUS Corp. ..................     185,454            675,285
     130,000  Verizon Communications
               Inc. ........................   4,718,820          4,826,900
       6,203  Windstream Corp. .............      55,295             81,818
                                            ------------       ------------
                                              24,957,199         30,387,764
                                            ------------       ------------
              TRANSPORTATION -- 0.2%
      48,000  GATX Corp. ...................   1,404,589          1,985,760
                                            ------------       ------------
              TOTAL COMMON STOCKS .......... 622,988,820        782,931,797
                                            ------------       ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.5%
              AUTOMOTIVE -- 0.0%
       1,000  Ford Motor Co. Capital Trust II,
               6.500% Cv. Pfd. .............      45,215             33,590
                                            ------------       ------------

                                                                   MARKET
      SHARES                                    COST               VALUE
      ------                                    ----              -------
              BROADCASTING -- 0.1%
         100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (b)(c)(d) ............$  1,000,000       $  1,000,000
                                            ------------       ------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
       1,100  Lucent Technologies Capital Trust I,
               7.750% Cv. Pfd. .............     759,000          1,124,750
                                            ------------       ------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.1%
         300  El Paso Corp.,
               4.990% Cv. Pfd. (b) .........     293,192            364,825
                                            ------------       ------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International Group Inc.,
               7.250% Cv. Pfd.+ ............       5,310            126,000
                                            ------------       ------------
              TELECOMMUNICATIONS -- 0.2%
      33,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B .....     918,894          1,452,000
                                            ------------       ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS ............   3,021,611          4,101,165
                                            ------------       ------------
              WARRANTS -- 0.1%
              BUSINESS SERVICES -- 0.1%
     262,431  GP Strategies Corp.,
               expire 08/14/08+ (c)(d) .....     637,065            575,157
                                            ------------       ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
               expire 08/14/08+ (c)(d) .....           0             50,156
       3,625  WHX Corp., expire 02/28/08+ ..      14,168              4,169
                                            ------------       ------------
                                                  14,168             54,325
                                            ------------       ------------
              TOTAL WARRANTS ...............     651,233            629,482
                                            ------------       ------------
    PRINCIPAL
     AMOUNT
    --------
              CORPORATE BONDS -- 2.8%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
 $  800,000   Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ............     705,954            760,000
  4,000,000   The Pep Boys -
               Manny, Moe & Jack, Cv.,
               4.250%, 06/01/07 ............   3,978,775          3,995,000
                                            ------------       ------------
                                               4,684,729          4,755,000
                                            ------------       ------------
              AVIATION: PARTS AND SERVICES -- 0.2%
  1,400,000   GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ............   1,385,628          1,435,000
                                            ------------       ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006
================================================================================

 PRINCIPAL                                                         MARKET
  AMOUNT                                        COST               VALUE
 --------                                       ----              -------
              CORPORATE BONDS (CONTINUED)
              BROADCASTING -- 0.3%
$ 2,550,000   Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv.,
               6.000%, 09/15/12 ............$  2,125,302       $  2,279,062
    350,000   Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv. (STEP),
               4.875%, 07/15/18 ............     314,919            312,813
                                            ------------       ------------
                                               2,440,221          2,591,875
                                            ------------       ------------
              BUSINESS SERVICES -- 0.2%
    100,000   BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(c) ....      97,499                  0
  2,000,000   GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (c)(d) .....   1,641,862          1,337,838
                                            ------------       ------------
                                               1,739,361          1,337,838
                                            ------------       ------------
              COMMUNICATIONS EQUIPMENT -- 1.3%
  4,000,000   Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 ............   3,928,021          4,030,000
  7,000,000   Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ............   6,772,732          6,720,000
                                            ------------       ------------
                                              10,700,753         10,750,000
                                            ------------       ------------
              METALS AND MINING -- 0.2%
  1,000,000   Inco Ltd., Cv.,
               Zero Coupon, 03/29/21 .......     997,718          2,030,000
                                            ------------       ------------
              TOTAL CORPORATE BONDS ........  21,948,410         22,899,713
                                            ------------       ------------
              U.S. GOVERNMENT OBLIGATIONS -- 1.8%
 14,190,000   U.S. Treasury Bills,
               4.706% to 5.152%++,
               10/12/06 to 03/08/07 ........  13,977,886         13,982,787
                                            ------------       ------------
              TOTAL INVESTMENTS -- 101.7% ..$662,587,960        824,544,944
                                            ============
              OTHER ASSETS AND LIABILITIES (NET) -- (1.7)% .... (13,394,465)
                                                               ------------
              NET ASSETS -- 100.0% ............................$811,150,479
                                                               ============

-------------
 (a) Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the market value of Rule 144A securities amounted to $1,364,825 or 0.17% of total net assets. Except as noted in (d), these securities are liquid.
 (c) Securities  fair  valued  under  procedures  established  by the  Board  of
     Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $2,963,151 or 0.37% of total net assets.
 (d) At September 30, 2006, the Fund held investments in restricted and illiquid securities amounting to $2,963,151 or 0.37% of total net assets, which were valued under methods approved by the Board, as follows:

ACQUISITION                                                           09/30/06
  SHARES/                                                             CARRYING
 PRINCIPAL                               ACQUISITION   ACQUISITION     VALUE
  AMOUNT    ISSUER                          DATE          COST        PER UNIT
 --------   ------                       -----------  -----------     --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb., 6.00%,
             08/14/08 .................... 08/08/03    $1,362,935   $    66.8919
   262,431  GP Strategies Corp.,
             Warrants, expire
             08/14/08 .................... 08/08/03       637,065         2.1917
       100  Gray Television Inc.,
             8.000% Cv. Pfd., Ser. C ..... 04/22/02     1,000,000    10,000.0000
   379,703  National Patent
             Development
             Corp., Warrants,
             expire 08/14/08 ............. 11/24/04          0.00         0.1321

 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation
 STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2006.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND


STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
================================================================================

ASSETS:
  Investments, at value (cost $662,587,960) ..............    $ 824,544,944
  Foreign currency, at value (cost $39,130) ..............           38,383
  Cash ...................................................            1,440
  Receivable for Fund shares sold ........................        3,215,035
  Dividends and interest receivable ......................        1,410,763
  Prepaid expense ........................................            4,408
                                                              -------------
  TOTAL ASSETS ...........................................      829,214,973
                                                              -------------
LIABILITIES:
  Payable for investments purchased ......................       16,045,622
  Payable for Fund shares redeemed .......................          817,937
  Payable for investment advisory fees ...................          651,774
  Payable for distribution fees ..........................          167,858
  Other accrued expenses .................................          381,303
                                                              -------------
  TOTAL LIABILITIES ......................................       18,064,494
                                                              -------------
  NET ASSETS applicable to 40,098,513
      shares outstanding .................................    $ 811,150,479
                                                              =============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ..........    $      40,099
  Additional paid-in capital .............................      634,501,114
  Accumulated net investment income ......................          543,923
  Accumulated net realized gain on investments,
    securities sold short, and foreign currency
    transactions .........................................       14,109,035
  Net unrealized appreciation on investments .............      161,956,984
  Net unrealized depreciation on
    foreign currency translations ........................             (676)
                                                              -------------
  NET ASSETS .............................................    $ 811,150,479
                                                              =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($794,374,772 / 39,259,300 shares
    outstanding; 150,000,000 shares authorized) ..........           $20.23
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($8,379,567 / 415,398 shares outstanding;
    50,000,000 shares authorized) ........................           $20.17
                                                                     ======
  Maximum offering price per share
    (NAV / .9425, based on maximum sales
    charge of 5.75% of the offering price) ...............           $21.40
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($352,313 / 17,775 shares outstanding;
    50,000,000 shares authorized) ........................           $19.82(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($8,043,827 / 406,040 shares outstanding;
    50,000,000 shares authorized) ........................           $19.81(a)
                                                                     ======

---------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2006
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $266,818) ..............      $ 21,558,514
  Interest ..................................................         2,624,789
                                                                   ------------
  TOTAL INVESTMENT INCOME ...................................        24,183,303
                                                                   ------------
EXPENSES:
  Investment advisory fees ..................................         7,036,963
  Distribution fees -- Class AAA ............................         1,727,347
  Distribution fees -- Class A ..............................            16,430
  Distribution fees -- Class B ..............................             1,389
  Distribution fees -- Class C ..............................            60,468
  Shareholder services fees .................................           771,824
  Shareholder communications expenses .......................           276,532
  Custodian fees ............................................           128,106
  Registration expenses .....................................            78,229
  Legal and audit fees ......................................            50,092
  Accounting fees (see Note 6) ..............................            45,000
  Directors' fees ...........................................            28,293
  Miscellaneous expenses ....................................            69,318
                                                                   ------------
  TOTAL EXPENSES ............................................        10,289,991
  Less: Custodian fee credits ...............................           (30,294)
                                                                   ------------
  TOTAL NET EXPENSES ........................................        10,259,697
                                                                   ------------
  NET INVESTMENT INCOME .....................................        13,923,606
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  SECURITIES SOLD SHORT, AND FOREIGN CURRENCY:
  Net realized gain on investments ..........................        15,436,532
  Net realized gain on securities sold short ................            30,844
  Net realized gain on foreign
    currency transactions ...................................            44,776
                                                                   ------------
  Net realized gain on investments,
    securities sold short, and foreign
    currency transactions ...................................        15,512,152
  Net change in unrealized appreciation/
    (depreciation) on investments,
    securities sold short, and
    foreign currency translations ...........................        49,558,089
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    SECURITIES SOLD SHORT, AND FOREIGN CURRENCY .............        65,070,241
                                                                   ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...............................      $ 78,993,847
                                                                   ============


                          See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                    YEAR ENDED           YEAR ENDED
                                                                SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                                ------------------   ------------------
OPERATIONS:
  Net investment income ....................................       $  13,923,606        $   6,041,330
  Net realized gain on investments, securities sold short,
    and foreign currency transactions ......................          15,512,152           10,284,275
  Net change in unrealized appreciation/(depreciation)
    on investments, securities sold short, and
    foreign currency translations ..........................          49,558,089           48,815,905
                                                                   -------------        -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....          78,993,847           65,141,510
                                                                   -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class AAA ..............................................         (13,070,105)          (6,076,053)
    Class A ................................................            (126,247)             (14,675)
    Class B ................................................              (2,901)                (137)
    Class C ................................................            (118,288)             (15,344)
                                                                   -------------        -------------
                                                                     (13,317,541)          (6,106,209)
                                                                   -------------        -------------
  Net realized gain on investments:
    Class AAA ..............................................          (6,315,010)          (9,683,440)
    Class A ................................................             (51,353)             (13,842)
    Class B ................................................                (532)                (107)
    Class C ................................................             (52,102)             (14,192)
                                                                   -------------        -------------
                                                                      (6,418,997)          (9,711,581)
                                                                   -------------        -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................         (19,736,538)         (15,817,790)
                                                                   -------------        -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................................         156,224,106          175,602,480
    Class A ................................................           4,102,822            3,406,570
    Class B ................................................             305,182               29,210
    Class C ................................................           4,122,904            3,196,846
                                                                   -------------        -------------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         164,755,014          182,235,106
                                                                   -------------        -------------
  REDEMPTION FEES ..........................................               7,401               46,462
                                                                   -------------        -------------
  NET INCREASE IN NET ASSETS ...............................         224,019,724          231,605,288
NET ASSETS:
  Beginning of period ......................................         587,130,755          355,525,467
                                                                   -------------        -------------
  End of period (including undistributed net
    investment income of $543,923 and $0, respectively) ....       $ 811,150,479        $ 587,130,755
                                                                   =============        =============

                          See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2006, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of September 30, 2006.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2006, reclassifications were made to decrease accumulated net investment income by $987 and increase accumulated net realized gain on investments by $985, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 was as follows:

                                         FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                        SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
                                        ------------------    ------------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income
       (inclusive of short-term
       capital gains) .................... $13,317,541           $ 9,358,636
      Net long-term capital gains ........   6,418,997             6,459,154
                                           -----------           -----------
      Total distributions paid ........... $19,736,538           $15,817,790
                                           ===========           ===========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual sources of the distributions are determined after the end of the calendar year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


As of September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

                   Undistributed ordinary income
                    (inclusive of short-term
                    capital gains) .............................. $  5,111,976
                   Undistributed long-term capital gains ........   12,679,347
                   Net unrealized appreciation ..................  158,925,245
                   Other temporary differences ..................     (107,302)
                                                                  ------------
                     Total accumulated earnings ................. $176,609,266
                                                                  ============

At September 30, 2006, the difference between book and tax basis unrealized appreciation is primarily due to defaulted interest income and deferral of losses on wash sales.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2006, the Fund had no capital losses to defer.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2006:

                                       GROSS           GROSS      NET UNREALIZED
                                    UNREALIZED      UNREALIZED     APPRECIATION/
                         COST      APPRECIATION    DEPRECIATION   (DEPRECIATION)
                         ----      ------------    ------------    ------------
     Investments .. $665,619,023   $173,619,862   $(14,693,941)    $158,925,921

NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


The Corporation pays each Director that is not an affiliated person of the Adviser or its affiliates (as defined in the 1940 Act) an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2006, other than short-term securities, aggregated $425,754,538 and $98,435,197, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2006, the Fund paid brokerage commissions of $369,825 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $35,797 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. The amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended September 30, 2006, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2006 and September 30, 2005 amounted to $7,401 and $46,462, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                          SEPTEMBER 30, 2006                SEPTEMBER 30, 2005
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------     -------------      ----------     ------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ........................................ 16,251,000     $ 309,539,237      14,143,848     $254,681,597
Shares issued upon reinvestment of distributions ...    951,459        18,000,990         812,370       14,527,787
Shares redeemed .................................... (8,928,232)     (171,316,121)     (5,214,853)     (93,606,904)
                                                     ----------     -------------      ----------     ------------
  Net increase .....................................  8,274,227     $ 156,224,106       9,741,365     $175,602,480
                                                     ==========     =============      ==========     ============
                                                                CLASS A                          CLASS A
                                                     ----------------------------      ---------------------------
Shares sold ........................................    316,965     $   5,979,164         198,451     $  3,597,003
Shares issued upon reinvestment of distributions ...      7,240           137,173           1,332           24,074
Shares redeemed ....................................   (104,070)       (2,013,515)        (11,920)        (214,507)
                                                     ----------     -------------      ----------     ------------
  Net increase .....................................    220,135     $   4,102,822         187,863     $  3,406,570
                                                     ==========     =============      ==========     ============
                                                                CLASS B                          CLASS B
                                                     ----------------------------      ---------------------------
Shares sold ........................................     15,928     $     302,564           1,633     $     28,966
Shares issued upon reinvestment of distributions ...        181             3,433              14              244
Shares redeemed ....................................        (43)             (815)             --               --
                                                     ----------     -------------      ----------     ------------
  Net increase .....................................     16,066     $     305,182           1,647     $     29,210
                                                     ==========     =============      ==========     ============
                                                                CLASS C                          CLASS C
                                                     ----------------------------      ---------------------------
Shares sold ........................................    344,076     $   6,388,556         179,380     $  3,223,463
Shares issued upon reinvestment of distributions ...      8,157           152,213           1,487           26,658
Shares redeemed ....................................   (128,826)       (2,417,865)         (2,987)         (53,275)
                                                     ----------     -------------      ----------     ------------
  Net increase .....................................    223,407     $   4,122,904         177,880     $  3,196,846
                                                     ==========     =============      ==========     ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                  FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
                            ---------------------------------------    ------------------------------------
                                             Net
               Net Asset                Realized and       Total                    Net
  Period         Value,        Net       Unrealized         from          Net     Realized
   Ended       Beginning   Investment   Gain/(Loss) on   Investment   Investment   Gain on        Total
September 30   of Period    Income(a)    Investments     Operations     Income   Investments  Distributions
------------   ---------    ---------    -----------     ----------    --------  -----------  -------------
CLASS AAA
  2006          $18.72        $0.38        $ 1.68          $ 2.06       $(0.36)    $(0.19)       $(0.55)
  2005           16.73         0.24          2.41            2.65        (0.24)     (0.42)        (0.66)
  2004           14.60         0.23          2.26            2.49        (0.27)     (0.09)        (0.36)
  2003           11.93         0.28          2.64            2.92        (0.25)        --         (0.25)
  2002           13.88         0.23         (1.79)          (1.56)       (0.23)     (0.16)        (0.39)
CLASS A
  2006          $18.66        $0.39        $ 1.67          $ 2.06       $(0.36)    $(0.19)       $(0.55)
  2005           16.72         0.20          2.43            2.63        (0.27)     (0.42)        (0.69)
  2004(d)        16.40         0.16          0.43            0.59        (0.20)     (0.07)        (0.27)
CLASS B
  2006          $18.48        $0.36        $ 1.53          $ 1.89       $(0.36)    $(0.19)       $(0.55)
  2005           16.62         0.04          2.46            2.50        (0.22)     (0.42)        (0.64)
  2004(d)        16.40         0.07          0.42            0.49        (0.20)     (0.07)        (0.27)
CLASS C
  2006          $18.47        $0.24        $ 1.65          $ 1.89       $(0.36)    $(0.19)       $(0.55)
  2005           16.64         0.07          2.43            2.50        (0.25)     (0.42)        (0.67)
  2004(d)        16.40         0.08          0.43            0.51        (0.20)     (0.07)        (0.27)

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------

                          Net Asset             Net Assets
  Period                    Value,                 End of        Net                Portfolio
   Ended       Redemption   End of     Total      Period     Investment  Operating   Turnover
September 30     Fees(a)    Period    Return+    (in 000's)    Income     Expenses     Rate
------------    --------    ------    -------   -----------   ---------   --------   ----------
CLASS AAA
  2006           $0.00(b)    $20.23    11.25%     $794,375      1.98%      1.46%(c)     14%
  2005            0.00(b)     18.72    16.09       580,081      1.33       1.46         11
  2004              --        16.73    17.13       355,321      1.42       1.49         12
  2003              --        14.60    24.59       261,777      2.09       1.49         27
  2002              --        11.93   (11.58)      162,938      1.75       1.50         12
CLASS A
  2006           $0.00(b)    $20.17    11.29%     $  8,379      2.02%      1.46%(c)     14%
  2005            0.00(b)     18.66    15.99         3,644      1.08       1.50         11
  2004(d)           --        16.72     3.62           124      1.33(e)    1.49(e)      12
CLASS B
  2006           $0.00(b)    $19.82    10.46%     $    352      1.91%      2.21%(c)     14%
  2005            0.00(b)     18.48    15.28            32      0.20       2.22         11
  2004(d)           --        16.62     3.00             1      0.56(e)    2.24(e)      12
CLASS C
  2006           $0.00(b)    $19.81    10.46%     $  8,044      1.26%      2.21%(c)     14%
  2005            0.00(b)     18.47    15.24         3,374      0.37       2.24         11
  2004(d)           --        16.64     3.13            79      0.62(e)    2.24(e)      12

-------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for Class AAA, Class A, Class B, and Class C Shares, respectively.
(d) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.
(e) Annualized.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of The Gabelli Equity Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Equity Income Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Equity Income Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 7, 2006

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Equity Income Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Equity Income Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2   BY DIRECTOR        DURING PAST FIVE YEARS                        HELD BY DIRECTOR 3
-----------------    ------------- ----------------     ----------------------                        ------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991        23       Chairman of the Board and Chief Executive       Director of Morgan Group
Director and                                      Officer of GAMCO Investors, Inc. and            Holdings, Inc.
Chief Investment Officer                          Chief Investment Officer-Value Portfolios       (holding company)
Age: 64                                           of Gabelli Funds, LLC and GAMCO Asset
                                                  Management Inc.; Chairman and Chief
                                                  Executive Officer of Lynch Interactive
                                                  Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991        10       Senior Vice President of Gabelli &              Director of GAMCO
Director                                          Company, Inc.                                   Investors, Inc.
Age: 62

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991        33       Partner in the law firm of                            --
Director                                          Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 1991        13       Former Senior Vice President and Chief          Director of Aphton
Director                                          Financial Officer of KeySpan Energy             Corporation
Age: 62                                           Corporation (utility holding company)           (biopharmaceutical company)

ROBERT J. MORRISSEY    Since 1991         6       Partner in the law firm of Morrissey,                 --
Director                                          Hawkins & Lynch
Age: 67

ANTHONY R. PUSTORINO   Since 1991        14       Certified Public Accountant; Professor          Director of Lynch Corporation
Director                                          Emeritus, Pace University                       (diversified manufacturing)
Age: 81

ANTHONIE C. VAN EKRIS  Since 1991        17       Chairman of BALMAC International, Inc.                --
Director                                          (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2001        24       Chairman, Hallmark Electrical Supplies Corp.    Director of Hollis-Eden
Director                                                                                          Pharmaceuticals
Age: 60                                                                                           (biotechnology);
                                                                                                  Director of Earl
                                                                                                  Scheib, Inc.
                                                                                                  (automotive services)

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

NAME, POSITION(S)    TERM OF OFFICE
    ADDRESS 1          AND LENGTH OF                    PRINCIPAL OCCUPATION(S)
     AND AGE          TIME SERVED 2                      DURING PAST FIVE YEARS
-----------------    ---------------                    -----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1991               Executive Vice President and Chief Operating Officer
President                                       of Gabelli Funds, LLC since 1988; Director and
Age: 54                                         President of Gabelli Advisers, Inc. since 1998; Officer
                                                of all of the registered investment companies in the
                                                Gabelli Funds complex

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of
Secretary                                       Investors, Inc. since 1999 and GAMCO Asset
Age: 43                                         Management Inc. since 1993; Secretary of all
                                                of the registered investment companies in the
                                                Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies
Treasurer                                       in the Gabelli Funds complex; Senior Vice President of
Age: 48                                         U.S. Trust Company, N.A. and Treasurer and
                                                Chief Financial Officer of Excelsior Funds from 2004
                                                through 2005; Chief Financial Officer of AMIC
                                                Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and
                                                Reserve Partners, Inc. and Treasurer of Reserve Funds
                                                from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                        since 2004; Chief Compliance Officer of all of the registered
Age: 53                                         investment companies in the Gabelli Funds complex;
                                                Vice President of Goldman Sachs Asset Management
                                                from 2000-2004

------------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)
  For the fiscal year ended September 30, 2006, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.36, $0.36, $0.36, and $0.36 and long-term capital gains totaling $0.19, $0.19, $0.19, and $0.19 per share for Class AAA, Class A, Class B, and Class C, respectively. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2006, 66.39% of the ordinary income dividend qualifies for the dividends received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income. An estimate of qualified dividend income of $21,260,866 was received by the Fund through September 30, 2006 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

  U.S. GOVERNMENT INCOME:

  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 4.88%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Robert J. Morrissey
CHAIRMAN AND CHIEF                                ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                 MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      CHAIRMAN
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT                                         SECRETARY

Agnes Mullady                                     Peter D. Goldstein
TREASURER                                         CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q306SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

                                          THE
                                          GABELLI
                                          EQUITY
                                          INCOME
                                          FUND



                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2006

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                ANNUAL REPORT (A)
                               SEPTEMBER 30, 2006



TO OUR SHAREHOLDERS,

      The Gabelli Woodland Small Cap Value Fund underperformed its small cap benchmark, the Russell 2000 Index, as well as other broad based market indices for the twelve month period ended September 30, 2006. During this period, the Fund was virtually unchanged, declining by (0.35)% versus gains of 9.92% for the Russell 2000, 10.78% for the Standard & Poor's 500 ("S&P") Index and 8.79% for the Value Line Composite Index.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2006 (A)(B)
                                                                                                           Since
                                                                                                          Inception
                                                              Quarter      1 Year         3 Year         (12/31/02)*
--------------------------------------------------------------------------------------------------------------------
 GABELLI WOODLAND SMALL CAP VALUE FUND CLASS AAA ........... (1.55)%       (0.35)%        13.38%           12.25%
 Russell 2000 Index ........................................  0.44          9.92          15.48            19.98
 S&P 500 Index .............................................  5.66         10.78          12.29            13.80
 Value Line Composite Index ................................  2.04          8.79          15.50            19.95
 Class A ................................................... (1.55)        (0.36)         13.44            12.27
                                                             (7.21)(c)     (6.09)(c)      11.23(c)         10.51(c)
 Class B ................................................... (1.91)        (1.19)         13.33            12.24
                                                             (6.81)(d)     (6.13)(d)      12.55(d)         11.65(d)
 Class C ................................................... (1.74)        (1.11)         12.58            11.53
                                                             (2.72)(e)     (2.10)(e)      12.58(e)         11.53(e)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS  REPRESENT PAST  PERFORMANCE  AND DO NOT GUARANTEE  FUTURE RESULTS.
     TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND
     REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES.  INVESTMENT  RETURNS
     AND THE PRINCIPAL VALUE OF AN INVESTMENT  WILL  FLUCTUATE.  WHEN SHARES ARE
     REDEEMED,  THEY  MAY BE  WORTH  MORE  OR LESS  THAN  THEIR  ORIGINAL  COST.
     PERFORMANCE  RETURNS  FOR  PERIODS  LESS THAN ONE YEAR ARE NOT  ANNUALIZED.
     CURRENT  PERFORMANCE  MAY BE LOWER OR  HIGHER  THAN  THE  PERFORMANCE  DATA
     PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST
     RECENT  MONTH END.  INVESTORS  SHOULD  CAREFULLY  CONSIDER  THE  INVESTMENT
     OBJECTIVES,  RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE
     PROSPECTUS  CONTAINS  MORE  INFORMATION  ABOUT THIS AND OTHER  MATTERS  AND
     SHOULD   BE  READ   CAREFULLY   BEFORE   INVESTING.   INVESTING   IN  SMALL
     CAPITALIZATION  SECURITIES  INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES
     MAY TRADE LESS  FREQUENTLY AND EXPERIENCE  MORE ABRUPT PRICE MOVEMENTS THAN
     LARGE  CAPITALIZATION  SECURITIES.  THE  RUSSELL  2000  INDEX OF SMALL U.S.
     COMPANIES,  THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES,  AND THE VALUE
     LINE  COMPOSITE  INDEX  (COMPRISED OF EQUALLY  WEIGHTED  POSITIONS IN EVERY
     STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS
     OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM  5.75% SALES CHARGE AT THE  BEGINNING OF
     THE PERIOD.
 (d) PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR, FIVE YEAR, TEN YEAR, AND
     SINCE INCEPTION PERIODS OF 5%, 2%, 0%, AND 0%, RESPECTIVELY,  OF THE FUND'S
     NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE
     NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE  RESULTS  INCLUDE  THE  DEFERRED  SALES  CHARGE FOR THE CLASS C
     SHARES  UPON  REDEMPTION  AT THE END OF THE ONE  YEAR  PERIOD  OF 1% OF THE
     FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
 *   PERFORMANCE IS CALCULATED  SINCE  INCEPTION OF CLASS AAA SHARES ON DECEMBER
     31, 2002.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

PERFORMANCE DISCUSSION

      The Gabelli Woodland Small Cap Value Fund (the "Fund") decreased 0.4% for the fiscal year ended September 30, 2006 versus the Russell 2000, which increased 9.9%. Large cap stocks outperformed small cap stocks during the same time period, with the S&P 500 increasing 10.8%.

      During the past year we had several investments add to our overall performance. The three biggest contributors were AnorMED, Kimball International, and Vail Resorts. AnorMED, which was purchased during the fiscal year, rose 86% since it was purchased by the Fund. AnorMED's lead product, Mozobil, is a stem cell mobilizer that is in Phase III trials and nearing commercialization. Genzyme and Millennium Pharmaceuticals began a bidding war to acquire AnorMED, with Genzyme agreeing to pay $13.50 per share in cash. Kimball International rose 34% since it was purchased during the fiscal year. Kimball had been going through a transition from a vertically integrated manufacturer of furniture to being focused on its core manufacturing competencies and end markets. Over the last year, the company's financial results have begun to show the results of the transformation and the valuation in the market has reacted accordingly. Vail Resorts, owner and operator of ski resorts in Colorado and California, rose almost 40% over the last twelve months. Vail benefited over the last year from the second best ski conditions in a decade, driving record results for the resort operations, coupled with continued demand for their valuable real estate portfolio.

      We were not without our share of disappointments during the past year. The biggest disappointment was the performance of the portfolio. Clearly we made investment decisions that were less than impressive and were downright poor. Having said that, we remain disciplined in our investment approach and continue to invest by the principles that we have laid out in prior letters. We believe that it is important to reiterate them to you again. We are focused on investing in companies with positive and growing earnings and free cash flow, operated by management teams that are excellent allocators of capital, and trade at prices we believe are significantly less than our appraisal of their intrinsic value. Therefore, we do not have a Fund that will mirror the performance of the Russell 2000 year-in and year-out. We commit to you to improve our performance going forward.

      In terms of disappointments with individual holdings, the biggest decline was Champion Enterprises. Champion is one of the largest producers of manufactured homes and the nation's largest modular homebuilder. The manufactured home industry is in the midst of a 45 year low and is expected to rebound in the coming years. Champion remains a market leader, maintains a conservative capital structure, and generates significant free cash flow which is being used to pay down debt and make strategic acquisitions.

      As always, we appreciate your loyalty and support and look forward to communicating with you next quarter.


      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
       WOODLAND SMALL CAP VALUE FUND CLASS AAA AND THE RUSSELL 2000 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                     The Gabelli Woodland
                     Small Cap Value
                     Fund (Class AAA)        Russell 2000 Index
12/31/02             $10,000                 $10,000
9/30/03               10,580                  12,858
9/30/04               12,825                  15,271
9/30/05               15,476                  18,022
9/30/06               15,422                  19,800

--------------------------------------------------------------------------------
                            Average Annual Total Return*
--------------------------------------------------------------------------------
                            1 Year              3 Year            Life of Fund
--------------------------------------------------------------------------------
Class AAA                   (0.35)%              3.38%               12.25%
Russell 2000                 9.92               15.48                19.98
--------------------------------------------------------------------------------
*Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2006 through September 30, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2006.

                             Beginning        Ending     Annualized    Expenses
                           Account Value  Account Value   Expense    Paid During
                             04/01/06        09/30/06      Ratio        Period*
--------------------------------------------------------------------------------
THE GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA                    $1,000.00      $  926.40      2.00%        $ 9.66
Class A                      $1,000.00      $  925.80      2.00%        $ 9.66
Class B                      $1,000.00      $  921.40      2.75%        $13.25
Class C                      $1,000.00      $  922.60      2.75%        $13.25

HYPOTHETICAL 5% RETURN
Class AAA                    $1,000.00      $1,015.04      2.00%        $10.10
Class A                      $1,000.00      $1,015.04      2.00%        $10.10
Class B                      $1,000.00      $1,011.28      2.75%        $13.87
Class C                      $1,000.00      $1,011.28      2.75%        $13.87

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
================================================================================


The following table presents portfolio holdings as a percent of total net assets as of September 30, 2006:

THE GABELLI WOODLAND SMALL CAP VALUE FUND

Health Care ........................................ 11.8%
Consumer Products .................................. 11.6%
Diversified Industrial .............................  9.5%
Food and Beverage ..................................  7.7%
Equipment and Supplies .............................  7.7%
Hotels and Gaming ..................................  6.6%
Financial Services .................................  6.4%
Computer Software and Services .....................  6.3%
Business Services ..................................  5.4%
Energy and Utilities ...............................  4.8%
Retail .............................................  4.2%
U.S. Government Obligations ........................  3.4%
Aerospace ..........................................  2.8%
Entertainment ......................................  2.6%
Aviation: Parts and Services .......................  2.4%
Automotive .........................................  2.2%
Publishing .........................................  1.9%
Automotive: Parts and Accessories ..................  1.7%
Manufactured Housing and Recreational Vehicles .....  1.2%
Other Assets and Liabilities (Net) ................. (0.2)%
                                                    -------
                                                    100.0%
                                                    =======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE
COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006
================================================================================

                                                             MARKET
       SHARES                                    COST         VALUE
       ------                                    ----         -----
              COMMON STOCKS -- 96.8%
              AEROSPACE -- 2.8%
       3,275  Alliant Techsystems Inc.+ .... $  149,145    $  265,472
                                             ----------    ----------
              AUTOMOTIVE -- 2.2%
       9,080  Adesa Inc. ...................    132,170       209,839
                                             ----------    ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
       8,070  Midas Inc.+ ..................    157,486       166,888
                                             ----------    ----------
              AVIATION: PARTS AND SERVICES -- 2.4%
      10,335  EDO Corp. ....................    281,028       236,465
                                             ----------    ----------
              BUSINESS SERVICES -- 5.4%
      62,740  AMICAS Inc.+ .................    286,120       186,965
       3,680  Imation Corp. ................    155,361       147,752
       3,580  The Brink's Co. ..............     86,901       189,955
                                             ----------    ----------
                                                528,382       524,672
                                             ----------    ----------
              COMPUTER SOFTWARE AND SERVICES -- 6.3%
       3,230  John H. Harland Co. ..........     98,007       117,733
      33,280  Lawson Software Inc.+ ........    252,294       241,280
      22,965  Stellent Inc. ................    194,318       248,941
                                             ----------    ----------
                                                544,619       607,954
                                             ----------    ----------
              CONSUMER PRODUCTS -- 11.6%
       5,280  Alberto-Culver Co. ...........    153,283       267,115
      11,340  Callaway Golf Co. ............    176,339       148,667
       4,435  Church & Dwight Co. Inc. .....     96,869       173,453
       6,780  CNS Inc. .....................    147,486       191,399
       5,145  Jarden Corp.+ ................    126,246       169,631
       8,990  Kimball International
               Inc., Cl. B .................    129,572       173,507
                                             ----------    ----------
                                                829,795     1,123,772
                                             ----------    ----------
              DIVERSIFIED INDUSTRIAL -- 9.5%
       1,510  Carlisle Companies Inc. ......     81,959       126,991
       9,130  Griffon Corp.+ ...............    191,022       217,933
      14,000  Jacuzzi Brands Inc.+ .........    152,373       139,860
       5,250  Texas Industries Inc. ........    182,727       273,315
       3,810  Walter Industries Inc. .......    226,081       162,611
                                             ----------    ----------
                                                834,162       920,710
                                             ----------    ----------
              ENERGY AND UTILITIES -- 4.8%
       2,879  ALLETE Inc. ..................     82,984       125,093
       8,290  Comstock Resources Inc.+ .....    233,858       225,073
      31,300  Seitel Inc.+ .................    147,667       114,871
                                             ----------    ----------
                                                464,509       465,037
                                             ----------    ----------
              ENTERTAINMENT -- 2.6%
      17,080  Discovery Holding Co.,
               Cl. A+ ......................    263,567       246,977
                                             ----------    ----------
              EQUIPMENT AND SUPPLIES -- 7.7%
      34,200  FSI International Inc.+ ......    204,330       196,650
      11,360  Tennant Co. ..................    215,393       276,502
       6,380  Toro Co. .....................    163,660       269,045
                                             ----------    ----------
                                                583,383       742,197
                                             ----------    ----------

                                                             MARKET
       SHARES                                    COST         VALUE
       ------                                    ----         -----
              FINANCIAL SERVICES -- 6.4%
       9,690  Franklin Bank Corp.+ ......... $  160,165    $  192,637
      14,700  NewAlliance Bancshares Inc. ..    218,159       215,355
      15,750  USI Holdings Corp.+ ..........    198,572       213,413
                                             ----------    ----------
                                                576,896       621,405
                                             ----------    ----------
              FOOD AND BEVERAGE -- 7.7%
       6,340  H.J. Heinz Co. ...............    243,060       265,836
       4,620  PepsiAmericas Inc. ...........     72,529        98,591
      11,700  Triarc Cos. Inc., Cl. A ......    124,331       194,103
      12,510  Triarc Cos. Inc., Cl. B ......    124,405       189,151
                                             ----------    ----------
                                                564,325       747,681
                                             ----------    ----------
              HEALTH CARE -- 11.8%
      13,670  AnorMED Inc.+ ................     93,188       172,926
      11,592  Lifecore Biomedical Inc.+ ....    143,080       163,447
       5,710  PolyMedica Corp. .............    185,348       244,445
      10,586  SurModics Inc.+ ..............    293,921       371,780
       4,740  West Pharmaceutical
               Services Inc. ...............    121,221       186,140
                                             ----------    ----------
                                                836,758     1,138,738
                                             ----------    ----------
              HOTELS AND GAMING -- 6.6%
       6,060  Gaylord Entertainment Co.+ ...    152,302       265,731
      11,450  Trump Entertainment
               Resorts Inc.+ ...............    216,501       194,192
       4,370  Vail Resorts Inc.+ ...........     99,523       174,887
                                             ----------    ----------
                                                468,326       634,810
                                             ----------    ----------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.2%
      16,820  Champion Enterprises Inc.+ ...    178,909       116,058
                                             ----------    ----------
              PUBLISHING -- 1.9%
      27,490  Sun-Times Media Group
               Inc., Cl. A .................    250,375       180,884
                                             ----------    ----------
              RETAIL -- 4.2%
      30,643  dELiA*s Inc.+ ................    232,236       235,951
       6,060  Zale Corp. ...................    169,741       168,104
                                             ----------    ----------
                                                401,977       404,055
                                             ----------    ----------
              TOTAL COMMON STOCKS ..........  8,045,812     9,353,614
                                             ----------    ----------
   PRINCIPAL
    AMOUNT
    ------
              U.S. GOVERNMENT OBLIGATIONS -- 3.4%
   $329,000   U.S. Treasury Bills,
               4.843% to 5.082%++,
               11/02/06 to 12/28/06 ........    326,466       326,502
                                             ----------    ----------
              TOTAL INVESTMENTS -- 100.2% .. $8,372,278     9,680,116
                                             ==========
              OTHER ASSETS AND LIABILITIES
                (NET) -- (0.2)% ..........................    (18,586)
                                                           ----------
              NET ASSETS -- 100.0% ....................... $9,661,530
                                                           ==========
----------------
+  Non-income producing security.
++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006
================================================================================

ASSETS:
  Investments, at value (cost $8,372,278) ...................   $9,680,116
  Cash ......................................................        1,650
  Receivable for investments sold ...........................      157,101
  Dividends receivable ......................................        6,403
  Receivable for Fund shares sold ...........................        1,525
  Prepaid expense ...........................................          327
                                                                ----------
  TOTAL ASSETS ..............................................    9,847,122
                                                                ----------
LIABILITIES:
  Payable for investments purchased .........................      118,506
  Payable for legal and audit fees ..........................       33,645
  Payable for investment advisory fees ......................       14,020
  Payable for shareholder communications expenses ...........       12,338
  Payable for distribution fees .............................        2,271
  Other accrued expenses ....................................        4,812
                                                                ----------
  TOTAL LIABILITIES .........................................      185,592
                                                                ----------
  NET ASSETS applicable to 724,688 shares outstanding .......   $9,661,530
                                                                ==========
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value .............   $      725
  Additional paid-in capital ................................    6,495,759
  Accumulated net realized gain on investments ..............    1,857,208
  Net unrealized appreciation on investments ................    1,307,838
                                                                ----------
  NET ASSETS ................................................   $9,661,530
                                                                ==========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per share
    ($9,136,430 / 684,507 shares outstanding; 100,000,000
    shares authorized) ......................................       $13.35
                                                                    ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($100,246 / 7,503 shares outstanding;
    50,000,000 shares authorized) ...........................       $13.36
                                                                    ======
  Maximum offering price per share
    (NAV / .9425, based on maximum sales charge
    of 5.75% of the offering price) .........................       $14.18
                                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($154 / 11.52 shares  outstanding;
    50,000,000 shares authorized) ...........................       $13.37(a)
                                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($424,700 / 32,666 shares outstanding;
    50,000,000 shares authorized) ...........................       $13.00(a)
                                                                    ======
--------------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2006
================================================================================

INVESTMENT INCOME:
  Dividends .................................................   $   107,124
  Interest ..................................................        20,086
                                                                -----------
  TOTAL INVESTMENT INCOME ...................................       127,210
                                                                -----------
EXPENSES:
  Investment advisory fees ..................................       108,766
  Distribution fees -- Class AAA ............................        26,053
  Distribution fees -- Class A ..............................           255
  Distribution fees -- Class B ..............................             1
  Distribution fees -- Class C ..............................         3,502
  Registration expenses .....................................        31,550
  Legal and audit fees ......................................        26,591
  Shareholder communications expenses .......................        24,364
  Shareholder services fees .................................        15,411
  Custodian fees ............................................         8,327
  Interest expense ..........................................         1,077
  Directors' fees ...........................................           483
  Miscellaneous expenses ....................................         7,334
                                                                -----------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
     EXPENSES REIMBURSED BY ADVISER .........................       253,714
                                                                -----------
  LESS:
    Fees waived and expenses reimbursed
      by Adviser ............................................       (32,506)
    Custodian fee credits ...................................          (290)
                                                                -----------
  TOTAL NET EXPENSES ........................................       220,918
                                                                -----------
  NET INVESTMENT LOSS .......................................       (93,708)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments ..........................     2,164,088
  Net change in unrealized appreciation/
     (depreciation) on investments ..........................    (2,049,195)
                                                                -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ..........................................       114,893
                                                                -----------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ........................................   $    21,185
                                                                ===========

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                            YEAR ENDED          YEAR ENDED
                                                        SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                        ------------------   ------------------
OPERATIONS:
  Net investment loss ................................     $    (93,708)       $    (48,633)
  Net realized gain on investments ...................        2,164,088             837,195
  Net change in unrealized appreciation/
     (depreciation) on investments ...................       (2,049,195)            284,720
                                                           ------------        ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           21,185           1,073,282
                                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments:
    Class AAA ........................................         (973,344)           (216,521)
    Class A ..........................................           (9,260)             (3,450)
    Class B ..........................................              (13)                 (7)
    Class C ..........................................          (24,564)             (2,367)
                                                           ------------        ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................       (1,007,181)           (222,345)
                                                           ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ........................................       (1,759,221)          7,618,024
    Class A ..........................................            2,012              50,032
    Class B ..........................................               13                   8
    Class C ..........................................          268,884             140,546
                                                           ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .......................       (1,488,312)          7,808,610
                                                           ------------        ------------
  REDEMPTION FEES ....................................                1                  60
                                                           ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS ..............       (2,474,307)          8,659,607

NET ASSETS:
  Beginning of period ................................       12,135,837           3,476,230
                                                           ------------        ------------
  End of period (including undistributed net
    investment income of $0 and $0, respectively) ....     $  9,661,530        $ 12,135,837
                                                           ============        ============

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. Effective September 1, 2006, the Fund's Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2006, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2006, reclassifications were made to decrease accumulated net investment loss by $93,708 and decrease accumulated net realized gain on investments by $77,229, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 was as follows:

                                          FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                         SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                         ------------------   ------------------
      DISTRIBUTIONS PAID FROM:
      Ordinary income
        (inclusive of short-term
        capital gains) .....................         --             $188,894
      Net long-term capital gains .......... $1,007,181               33,451
                                             ----------             --------
      Total distributions paid ............. $1,007,181             $222,345
                                             ==========             ========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Undistributed long-term capital gains ...............  $1,873,031
           Net unrealized appreciation .........................   1,292,015
                                                                  ----------
             Total accumulated earnings ........................  $3,165,046
                                                                  ==========

At September 30, 2006, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2006, the Fund had no capital losses to defer.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2006:

                                       GROSS          GROSS      NET UNREALIZED
                                    UNREALIZED     UNREALIZED     APPRECIATION/
                          COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                          ----      ------------   ------------   -------------
       Investments ... $8,388,101    $1,798,786      $(506,771)     $1,292,015

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value, to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the Standard against its current valuation policies to determine future applicability.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C Shares, respectively. For the fiscal year ended September 30, 2006, the Adviser reimbursed the Fund in the amount of $32,506. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At September 30, 2006, the cumulative amount which the Fund may repay the Adviser is $93,704.

The Corporation pays each Director that is not an affiliated person of the Adviser or its affiliates (as defined in the 1940 Act) an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2006, other than short-term securities, aggregated $6,135,022 and $7,877,953, respectively.

6.  TRANSACTIONS  WITH  AFFILIATES.  During the fiscal year ended  September 30,
2006, the Fund paid brokerage commissions of $258 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $765 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount is shown as "interest expense" in the Statement of Operations. At September 30, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended September 30, 2006 was $16,000 with a weighted average interest rate of 5.05%. The maximum amount borrowed at any time during the fiscal year ended September 30, 2006 was $597,000.

8. REORGANIZATION. On June 30, 2005, the Fund acquired all of the net assets of the FMI Woodland Small Capitalization Value Fund pursuant to a Plan of Reorganization approved by the FMI Woodland Small Capitalization Value Fund on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 507,152 Class AAA Shares of the Fund valued at $7,153,355 for the net assets of the FMI Woodland Small Capitalization Value Fund on June 29, 2005. FMI Woodland Small Capitalization Value Fund's net assets of $7,153,355, including $2,609,903 of unrealized appreciation, were combined with those of the Fund on June 30, 2005. The net assets of the Fund immediately before the acquisition were $4,888,669.

9. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2006 and September 30, 2005 amounted to $1 and $60, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


Transactions in shares of capital stock were as follows:

                                                                    YEAR ENDED                       YEAR ENDED
                                                               SEPTEMBER 30, 2006               SEPTEMBER 30, 2005
                                                            ------------------------         -----------------------
                                                             SHARES         AMOUNT            SHARES        AMOUNT
                                                            --------     -----------         --------    -----------
                                                                   CLASS AAA                        CLASS AAA
                                                            ------------------------         -----------------------
Shares sold ...............................................   75,819     $ 1,059,134          171,431    $ 2,401,287
Shares issued in connection with reorganization of
  FMI Woodland Small Capitalization Value Fund ............      --               --          507,152      7,153,355
Shares issued upon reinvestment of distributions ..........   69,511         930,753           15,770        212,423
Shares redeemed ........................................... (269,630)     (3,749,108)        (150,391)    (2,149,041)
                                                            --------     -----------         --------    -----------
  Net increase (decrease) ................................. (124,300)    $(1,759,221)         543,962    $ 7,618,024
                                                            ========     ===========         ========    ===========
                                                                    CLASS A                          CLASS A
                                                            ------------------------         -----------------------
Shares sold ...............................................    1,276     $    17,788            3,409    $    46,582
Shares issued upon reinvestment of distributions ..........      691           9,260              256          3,450
Shares redeemed ...........................................   (1,812)        (25,036)              --             --
                                                            --------     -----------         --------    -----------
  Net increase ............................................      155     $     2,012            3,665    $    50,032
                                                            ========     ===========         ========    ===========
                                                                    CLASS B                          CLASS B
                                                            ------------------------         -----------------------
Shares sold ...............................................       --              --               --             --
Shares issued upon reinvestment of distributions ..........        1     $        13                0*   $         8
Shares redeemed ...........................................       --              --               --             --
                                                            --------     -----------         --------    -----------
  Net increase ............................................        1     $        13                0*   $         8
                                                            ========     ===========         ========    ===========
                                                                    CLASS C                          CLASS C
                                                            ------------------------         -----------------------
Shares sold ...............................................   18,046     $   249,342            9,708    $   138,179
Shares issued upon reinvestment of distributions ..........    1,872          24,565              178          2,367
Shares redeemed ...........................................     (378)         (5,023)              --             --
                                                            --------     -----------         --------    -----------
  Net increase ............................................   19,540     $   268,884            9,886    $   140,546
                                                            ========     ===========         ========    ===========

------------
* Share rounded to less than 1.0 shares.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                          INCOME
                                 FROM INVESTMENT OPERATIONS              DISTRIBUTIONS
                           ------------------------------------   ---------------------------
                                           Net
              Net Asset        Net     Realized and    Total         Net
   Period       Value,     Investment   Unrealized      from       Realized
    Ended     Beginning      Income/     Gain on     Investment    Gain on         Total
September 30  of Period    (Loss)(a)   Investments   Operations   Investments   Distributions
------------  ---------    ---------   -----------   ----------   -----------   -------------
CLASS AAA
  2006          $14.64      $(0.12)       $0.07        $(0.05)      $(1.24)        $(1.24)
  2005           12.79       (0.11)        2.69          2.58        (0.73)         (0.73)
  2004           10.58       (0.14)        2.38          2.24        (0.03)         (0.03)
  2003(f)        10.00       (0.07)        0.65          0.58           --             --
CLASS A
  2006          $14.65      $(0.12)       $0.07        $(0.05)      $(1.24)        $(1.24)
  2005           12.79       (0.09)        2.68          2.59        (0.73)         (0.73)
  2004           10.57       (0.14)        2.39          2.25        (0.03)         (0.03)
  2003(f)        10.00       (0.07)        0.64          0.57           --             --
CLASS B
  2006          $14.77      $(0.25)       $0.09        $(0.16)      $(1.24)        $(1.24)
  2005           12.98       (0.21)        2.73          2.52        (0.73)         (0.73)
  2004           10.59        0.02         2.40          2.42        (0.03)         (0.03)
  2003(f)        10.00       (0.12)        0.71          0.59           --             --
CLASS C
  2006          $14.39      $(0.21)       $0.06        $(0.15)      $(1.24)        $(1.24)
  2005           12.66       (0.20)        2.66          2.46        (0.73)         (0.73)
  2004           10.55       (0.23)        2.37          2.14        (0.03)         (0.03)
  2003(f)        10.00       (0.11)        0.66          0.55           --             --

                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               ---------------------------------------------------------------
                                                                           Expenses     Expenses
                          Net Asset            Net Assets                   Net of       Before
   Period                   Value,               End of         Net         Waivers/     Waivers/    Portfolio
    Ended      Redemption   End of     Total     Period    Investment      Reimburse-   Reimburse-    Turnover
September 30     Fees(a)    Period    Return+  (in 000's) Income/(Loss)     ments(b)     ments(c)      Rate
------------  -----------  --------   -------  ---------- -------------    ----------   ----------    --------
CLASS AAA
  2006          $0.00(d)    $13.35     (0.35)%  $ 9,137      (0.84)%         2.01%         2.31%         59%
  2005           0.00(d)     14.64     20.67     11,839      (0.78)          2.01(e)       2.99          35
  2004             --        12.79     21.22      3,388      (1.14)          2.00          5.94          45
  2003(f)          --        10.58      5.80      2,323      (0.97)(g)       2.00(g)      15.05(g)       39
CLASS A
  2006          $0.00(d)    $13.36     (0.36)%  $   100      (0.83)%         2.01%         2.31%         59%
  2005           0.00(d)     14.65     20.76        108      (0.68)          2.01(e)       3.17          35
  2004             --        12.79     21.34         47      (1.16)          2.00          5.94          45
  2003(f)          --        10.57      5.70          3      (0.97)(g)       2.00(g)      15.05(g)       39
CLASS B
  2006          $0.00(d)    $13.37     (1.19)%  $   0.1      (1.77)%         2.76%         3.06%         59%
  2005           0.00(d)     14.77     19.86        0.1      (1.50)          2.75(e)       3.87          35
  2004             --        12.98     22.91        0.1       0.18           2.75          6.69          45
  2003(f)          --        10.59      5.90        0.1      (1.72)(g)       2.75(g)      15.80(g)       39
CLASS C
  2006          $0.00(d)    $13.00     (1.11)%  $   425      (1.58)%         2.76%         3.06%         59%
  2005           0.00(d)     14.39     19.91        189      (1.46)          2.76(e)       3.87          35
  2004             --        12.66     20.33         41      (1.88)          2.75          6.69          45
  2003(f)          --        10.55      5.50        118      (1.72)(g)       2.75(g)      15.80(g)       39

----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.75%, and 2.75% for Class AAA, Class A, Class B, and Class C, respectively.
(c) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Amount represents less than $0.005 per share.
(e) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00%, 2.00%, 2.75%, and 2.75% for Class AAA, Class A, Class B, and Class C, respectively. Custodian fee credits for the fiscal year ended September 30, 2006 were minimal.
(f) From commencement of investment operations on December 31, 2002 through September 30, 2003.
(g) Annualized.

                 See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of The Gabelli Woodland Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Woodland Small Cap Value Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Woodland Small Cap Value Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
November 7, 2006

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Woodland Small Cap Value
Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Woodland Small Cap Value Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2   BY DIRECTOR        DURING PAST FIVE YEARS                        HELD BY DIRECTOR 3
-----------------    ------------- ----------------     ----------------------                        ------------------
INTERESTED DIRECTORS 4:
----------------------
MARIO J. GABELLI       Since 1991        23       Chairman of the Board and Chief Executive       Director of Morgan Group
Director and                                      Officer of GAMCO Investors, Inc. and            Holdings, Inc.
Chief Investment Officer                          Chief Investment Officer-Value Portfolios       (holding company)
Age: 64                                           of Gabelli Funds, LLC and GAMCO Asset
                                                  Management Inc.; Chairman and Chief
                                                  Executive Officer of Lynch Interactive
                                                  Corporation (multimedia and services)

JOHN D. GABELLI        Since 1991        10       Senior Vice President of Gabelli &              Director of GAMCO
Director                                          Company, Inc.                                   Investors, Inc.
Age: 62

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1991        33       Partner in the law firm of                            --
Director                                          Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT     Since 1991        13       Former Senior Vice President and Chief          Director of Aphton
Director                                          Financial Officer of KeySpan Energy             Corporation
Age: 62                                           Corporation (utility holding company)           (biopharmaceutical company)

ROBERT J. MORRISSEY    Since 1991         6       Partner in the law firm of Morrissey,                 --
Director                                          Hawkins & Lynch
Age: 67

ANTHONY R. PUSTORINO   Since 1991        14       Certified Public Accountant; Professor          Director of Lynch Corporation
Director                                          Emeritus, Pace University                       (diversified manufacturing)
Age: 81

ANTHONIE C. VAN EKRIS  Since 1991        17       Chairman of BALMAC International, Inc.                --
Director                                          (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA     Since 2001        24       Chairman, Hallmark Electrical Supplies Corp.    Director of Hollis-Eden
Director                                                                                          Pharmaceuticals
Age: 60                                                                                           (biotechnology);
                                                                                                  Director of Earl
                                                                                                  Scheib, Inc.
                                                                                                  (automotive services)

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

NAME, POSITION(S)    TERM OF OFFICE
    ADDRESS 1          AND LENGTH OF                    PRINCIPAL OCCUPATION(S)
     AND AGE          TIME SERVED 2                      DURING PAST FIVE YEARS
-----------------    ---------------                    -----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1991               Executive Vice President and Chief Operating Officer
President                                       of Gabelli Funds, LLC since 1988; Director and
Age: 54                                         President of Gabelli Advisers, Inc. since 1998; Officer
                                                of all of the registered investment companies in the
                                                Gabelli Funds complex

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of
Secretary                                       Investors, Inc. since 1999 and GAMCO Asset
Age: 43                                         Management Inc. since 1993; Secretary of all
                                                of the registered investment companies in the
                                                Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies
Treasurer                                       in the Gabelli Funds complex; Senior Vice President of
Age: 48                                         U.S. Trust Company, N.A. and Treasurer and
                                                Chief Financial Officer of Excelsior Funds from 2004
                                                through 2005; Chief Financial Officer of AMIC
                                                Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and
                                                Reserve Partners, Inc. and Treasurer of Reserve Funds
                                                from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                        since 2004; Chief Compliance Officer of all of the registered
Age: 53                                         investment companies in the Gabelli Funds complex;
                                                Vice President of Goldman Sachs Asset Management
                                                from 2000-2004

------------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
 4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.


--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

 For the fiscal year ended September 30, 2006, the Fund paid to Class AAA, Class A, Class B, and Class C shareholders, on December 20, 2005 long-term capital gains totaling $1.242 per share. An estimate of qualified dividend income of $107,124 was received by the Fund through September 30, 2006 that qualifies for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                            Robert J. Morrissey
CHAIRMAN AND CHIEF                               ATTORNEY-AT-LAW
EXECUTIVE OFFICER                                MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                              Anthony R. Pustorino
ATTORNEY-AT-LAW                                  CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                        PROFESSOR EMERITUS
                                                 PACE UNIVERSITY

Vincent D. Enright                               Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                     CHAIRMAN
AND CHIEF FINANCIAL OFFICER                      BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                  Salvatore J. Zizza
SENIOR VICE PRESIDENT                            CHAIRMAN
GABELLI & COMPANY, INC.                          HALLMARK ELECTRICAL
                                                 SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                          Bruce N. Alpert
PORTFOLIO MANAGER                                PRESIDENT

James E. McKee                                   Peter D. Goldstein
SECRETARY                                        CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q306SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

                                            THE
                                            GABELLI
                                            WOODLAND
                                            SMALL CAP
                                            VALUE
                                            FUND



                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2006

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $102,400 for 2006 and $97,800 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,700 for 2006 and $10,800 for 2005. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  Not applicable

                           (c)  100%

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $149,750 for 2006 and $10,800 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/27/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     11/27/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     11/27/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.